UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21779
JOHN HANCOCK FUNDS II
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
August 31
Date of reporting period:
February 28, 2026
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following semiannual reports to shareholders for the six months ended February 28, 2026:
  John Hancock Equity Income Fund
  John Hancock Fundamental All Cap Core Fund
  John Hancock Global Equity Fund
  John Hancock Multi-Asset Absolute Return Fund

John Hancock Equity Income Fund
Class 1/JIEMX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Equity Income Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Fund (Class 1/JIEMX)	$41	0.79%
Fund Statistics
Fund net assets	$590,940,148
Total number of portfolio holdings	126
Portfolio turnover rate	9%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Samsung Electronics Company, Ltd.	2.6%
The Southern Company	2.1%
TotalEnergies SE	1.9%
Alphabet, Inc., Class A	1.9%
MetLife, Inc.	1.8%
The Charles Schwab Corp.	1.7%
JPMorgan Chase & Co.	1.7%
L3Harris Technologies, Inc.	1.7%
Citigroup, Inc.	1.7%
Qualcomm, Inc.	1.6%

Sector Composition
Financials	20.2%
Industrials	15.6%
Health care	12.9%
Information technology	10.8%
Energy	9.3%
Consumer staples	7.5%
Communication services	6.4%
Utilities	6.3%
Consumer discretionary	3.6%
Materials	3.3%
Real estate	3.2%
Short-term investments and other	0.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244623

458SA-1

2/26

4/26

John Hancock Equity Income Fund

John Hancock Equity Income Fund
Class A/JHEIX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Equity Income Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Fund (Class A/JHEIX)	$60	1.14%
Fund Statistics
Fund net assets	$590,940,148
Total number of portfolio holdings	126
Portfolio turnover rate	9%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Samsung Electronics Company, Ltd.	2.6%
The Southern Company	2.1%
TotalEnergies SE	1.9%
Alphabet, Inc., Class A	1.9%
MetLife, Inc.	1.8%
The Charles Schwab Corp.	1.7%
JPMorgan Chase & Co.	1.7%
L3Harris Technologies, Inc.	1.7%
Citigroup, Inc.	1.7%
Qualcomm, Inc.	1.6%

Sector Composition
Financials	20.2%
Industrials	15.6%
Health care	12.9%
Information technology	10.8%
Energy	9.3%
Consumer staples	7.5%
Communication services	6.4%
Utilities	6.3%
Consumer discretionary	3.6%
Materials	3.3%
Real estate	3.2%
Short-term investments and other	0.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244623

458SA-A

2/26

4/26

John Hancock Equity Income Fund

John Hancock Equity Income Fund
Class C/JHERX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Equity Income Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Fund (Class C/JHERX)	$97	1.85%
Fund Statistics
Fund net assets	$590,940,148
Total number of portfolio holdings	126
Portfolio turnover rate	9%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Samsung Electronics Company, Ltd.	2.6%
The Southern Company	2.1%
TotalEnergies SE	1.9%
Alphabet, Inc., Class A	1.9%
MetLife, Inc.	1.8%
The Charles Schwab Corp.	1.7%
JPMorgan Chase & Co.	1.7%
L3Harris Technologies, Inc.	1.7%
Citigroup, Inc.	1.7%
Qualcomm, Inc.	1.6%

Sector Composition
Financials	20.2%
Industrials	15.6%
Health care	12.9%
Information technology	10.8%
Energy	9.3%
Consumer staples	7.5%
Communication services	6.4%
Utilities	6.3%
Consumer discretionary	3.6%
Materials	3.3%
Real estate	3.2%
Short-term investments and other	0.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244623

458SA-C

2/26

4/26

John Hancock Equity Income Fund

John Hancock Fundamental All Cap Core Fund
Class A/JFCAX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Fundamental All Cap Core Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Fund (Class A/JFCAX)	$55	1.12%
Fund Statistics
Fund net assets	$522,393,584
Total number of portfolio holdings	51
Portfolio turnover rate	21%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	7.5%
Microsoft Corp.	6.9%
Alphabet, Inc., Class A	6.4%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	4.2%
NVIDIA Corp.	3.8%
Cheniere Energy, Inc.	3.7%
Lennar Corp., Class A	3.3%
KKR & Company, Inc.	3.3%
Roper Technologies, Inc.	2.9%
Hologic, Inc.	2.9%

Sector Composition
Information technology	29.4%
Consumer discretionary	17.8%
Health care	17.2%
Communication services	11.0%
Financials	7.3%
Industrials	6.1%
Real estate	4.4%
Energy	3.7%
Consumer staples	2.4%
Short-term investments and other	0.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244717

376SA-A
2/26
4/26
John Hancock Fundamental All Cap Core Fund

John Hancock Fundamental All Cap Core Fund
Class C/JFCCX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Fundamental All Cap Core Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Fund (Class C/JFCCX)	$89	1.82%
Fund Statistics
Fund net assets	$522,393,584
Total number of portfolio holdings	51
Portfolio turnover rate	21%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	7.5%
Microsoft Corp.	6.9%
Alphabet, Inc., Class A	6.4%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	4.2%
NVIDIA Corp.	3.8%
Cheniere Energy, Inc.	3.7%
Lennar Corp., Class A	3.3%
KKR & Company, Inc.	3.3%
Roper Technologies, Inc.	2.9%
Hologic, Inc.	2.9%

Sector Composition
Information technology	29.4%
Consumer discretionary	17.8%
Health care	17.2%
Communication services	11.0%
Financials	7.3%
Industrials	6.1%
Real estate	4.4%
Energy	3.7%
Consumer staples	2.4%
Short-term investments and other	0.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244717

376SA-C
2/26
4/26
John Hancock Fundamental All Cap Core Fund

John Hancock Fundamental All Cap Core Fund
Class I/JFCIX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Fundamental All Cap Core Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Fund (Class I/JFCIX)	$40	0.82%
Fund Statistics
Fund net assets	$522,393,584
Total number of portfolio holdings	51
Portfolio turnover rate	21%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	7.5%
Microsoft Corp.	6.9%
Alphabet, Inc., Class A	6.4%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	4.2%
NVIDIA Corp.	3.8%
Cheniere Energy, Inc.	3.7%
Lennar Corp., Class A	3.3%
KKR & Company, Inc.	3.3%
Roper Technologies, Inc.	2.9%
Hologic, Inc.	2.9%

Sector Composition
Information technology	29.4%
Consumer discretionary	17.8%
Health care	17.2%
Communication services	11.0%
Financials	7.3%
Industrials	6.1%
Real estate	4.4%
Energy	3.7%
Consumer staples	2.4%
Short-term investments and other	0.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244717

376SA-I
2/26
4/26
John Hancock Fundamental All Cap Core Fund

John Hancock Fundamental All Cap Core Fund
Class R2/JFACX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Fundamental All Cap Core Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Fund (Class R2/JFACX)	$59	1.20%
Fund Statistics
Fund net assets	$522,393,584
Total number of portfolio holdings	51
Portfolio turnover rate	21%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	7.5%
Microsoft Corp.	6.9%
Alphabet, Inc., Class A	6.4%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	4.2%
NVIDIA Corp.	3.8%
Cheniere Energy, Inc.	3.7%
Lennar Corp., Class A	3.3%
KKR & Company, Inc.	3.3%
Roper Technologies, Inc.	2.9%
Hologic, Inc.	2.9%

Sector Composition
Information technology	29.4%
Consumer discretionary	17.8%
Health care	17.2%
Communication services	11.0%
Financials	7.3%
Industrials	6.1%
Real estate	4.4%
Energy	3.7%
Consumer staples	2.4%
Short-term investments and other	0.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244717

376SA-R2

2/26

4/26

John Hancock Fundamental All Cap Core Fund

John Hancock Fundamental All Cap Core Fund
Class R4/JFARX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Fundamental All Cap Core Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Fund (Class R4/JFARX)	$47	0.96%
Fund Statistics
Fund net assets	$522,393,584
Total number of portfolio holdings	51
Portfolio turnover rate	21%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	7.5%
Microsoft Corp.	6.9%
Alphabet, Inc., Class A	6.4%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	4.2%
NVIDIA Corp.	3.8%
Cheniere Energy, Inc.	3.7%
Lennar Corp., Class A	3.3%
KKR & Company, Inc.	3.3%
Roper Technologies, Inc.	2.9%
Hologic, Inc.	2.9%

Sector Composition
Information technology	29.4%
Consumer discretionary	17.8%
Health care	17.2%
Communication services	11.0%
Financials	7.3%
Industrials	6.1%
Real estate	4.4%
Energy	3.7%
Consumer staples	2.4%
Short-term investments and other	0.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244717

376SA-R4

2/26

4/26

John Hancock Fundamental All Cap Core Fund

John Hancock Fundamental All Cap Core Fund
Class R6/JFAIX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Fundamental All Cap Core Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Fund (Class R6/JFAIX)	$35	0.72%
Fund Statistics
Fund net assets	$522,393,584
Total number of portfolio holdings	51
Portfolio turnover rate	21%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	7.5%
Microsoft Corp.	6.9%
Alphabet, Inc., Class A	6.4%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	4.2%
NVIDIA Corp.	3.8%
Cheniere Energy, Inc.	3.7%
Lennar Corp., Class A	3.3%
KKR & Company, Inc.	3.3%
Roper Technologies, Inc.	2.9%
Hologic, Inc.	2.9%

Sector Composition
Information technology	29.4%
Consumer discretionary	17.8%
Health care	17.2%
Communication services	11.0%
Financials	7.3%
Industrials	6.1%
Real estate	4.4%
Energy	3.7%
Consumer staples	2.4%
Short-term investments and other	0.7%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244717

376SA-R6

2/26

4/26

John Hancock Fundamental All Cap Core Fund

John Hancock Global Equity Fund
Class A/JHGEX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Global Equity Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Fund (Class A/JHGEX)	$68	1.29%
Fund Statistics
Fund net assets	$886,810,359
Total number of portfolio holdings	65
Portfolio turnover rate	35%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
CSX Corp.	2.4%
McKesson Corp.	2.4%
Medtronic PLC	2.3%
Samsung Electronics Company, Ltd.	2.3%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.3%
Anheuser-Busch InBev SA/NV	2.2%
Microsoft Corp.	2.2%
National Grid PLC	2.1%
Deutsche Bank AG	2.0%
L3Harris Technologies, Inc.	2.0%

Sector Composition
Financials	21.9%
Industrials	17.4%
Consumer discretionary	10.6%
Information technology	9.6%
Materials	9.3%
Health care	9.0%
Communication services	5.8%
Energy	5.0%
Consumer staples	4.9%
Utilities	3.8%
Real estate	1.4%
Short-term investments and other	1.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244612

425SA-A

2/26

4/26

John Hancock Global Equity Fund

John Hancock Global Equity Fund
Class C/JGECX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Global Equity Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Fund (Class C/JGECX)	$105	1.99%
Fund Statistics
Fund net assets	$886,810,359
Total number of portfolio holdings	65
Portfolio turnover rate	35%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
CSX Corp.	2.4%
McKesson Corp.	2.4%
Medtronic PLC	2.3%
Samsung Electronics Company, Ltd.	2.3%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.3%
Anheuser-Busch InBev SA/NV	2.2%
Microsoft Corp.	2.2%
National Grid PLC	2.1%
Deutsche Bank AG	2.0%
L3Harris Technologies, Inc.	2.0%

Sector Composition
Financials	21.9%
Industrials	17.4%
Consumer discretionary	10.6%
Information technology	9.6%
Materials	9.3%
Health care	9.0%
Communication services	5.8%
Energy	5.0%
Consumer staples	4.9%
Utilities	3.8%
Real estate	1.4%
Short-term investments and other	1.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244612

425SA-C

2/26

4/26

John Hancock Global Equity Fund

John Hancock Global Equity Fund
Class I/JGEFX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Global Equity Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Fund (Class I/JGEFX)	$53	0.99%
Fund Statistics
Fund net assets	$886,810,359
Total number of portfolio holdings	65
Portfolio turnover rate	35%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
CSX Corp.	2.4%
McKesson Corp.	2.4%
Medtronic PLC	2.3%
Samsung Electronics Company, Ltd.	2.3%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.3%
Anheuser-Busch InBev SA/NV	2.2%
Microsoft Corp.	2.2%
National Grid PLC	2.1%
Deutsche Bank AG	2.0%
L3Harris Technologies, Inc.	2.0%

Sector Composition
Financials	21.9%
Industrials	17.4%
Consumer discretionary	10.6%
Information technology	9.6%
Materials	9.3%
Health care	9.0%
Communication services	5.8%
Energy	5.0%
Consumer staples	4.9%
Utilities	3.8%
Real estate	1.4%
Short-term investments and other	1.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244612

425SA-I

2/26

4/26

John Hancock Global Equity Fund

John Hancock Global Equity Fund
Class NAV
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Global Equity Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Fund (Class NAV)	$47	0.88%
Fund Statistics
Fund net assets	$886,810,359
Total number of portfolio holdings	65
Portfolio turnover rate	35%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
CSX Corp.	2.4%
McKesson Corp.	2.4%
Medtronic PLC	2.3%
Samsung Electronics Company, Ltd.	2.3%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.3%
Anheuser-Busch InBev SA/NV	2.2%
Microsoft Corp.	2.2%
National Grid PLC	2.1%
Deutsche Bank AG	2.0%
L3Harris Technologies, Inc.	2.0%

Sector Composition
Financials	21.9%
Industrials	17.4%
Consumer discretionary	10.6%
Information technology	9.6%
Materials	9.3%
Health care	9.0%
Communication services	5.8%
Energy	5.0%
Consumer staples	4.9%
Utilities	3.8%
Real estate	1.4%
Short-term investments and other	1.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244612

425SA-NAV

2/26

4/26

John Hancock Global Equity Fund

John Hancock Global Equity Fund
Class R2/JGERX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Global Equity Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Fund (Class R2/JGERX)	$73	1.37%
Fund Statistics
Fund net assets	$886,810,359
Total number of portfolio holdings	65
Portfolio turnover rate	35%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
CSX Corp.	2.4%
McKesson Corp.	2.4%
Medtronic PLC	2.3%
Samsung Electronics Company, Ltd.	2.3%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.3%
Anheuser-Busch InBev SA/NV	2.2%
Microsoft Corp.	2.2%
National Grid PLC	2.1%
Deutsche Bank AG	2.0%
L3Harris Technologies, Inc.	2.0%

Sector Composition
Financials	21.9%
Industrials	17.4%
Consumer discretionary	10.6%
Information technology	9.6%
Materials	9.3%
Health care	9.0%
Communication services	5.8%
Energy	5.0%
Consumer staples	4.9%
Utilities	3.8%
Real estate	1.4%
Short-term investments and other	1.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244612

425SA-R2

2/26

4/26

John Hancock Global Equity Fund

John Hancock Global Equity Fund
Class R4/JGETX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Global Equity Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Fund (Class R4/JGETX)	$60	1.13%
Fund Statistics
Fund net assets	$886,810,359
Total number of portfolio holdings	65
Portfolio turnover rate	35%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
CSX Corp.	2.4%
McKesson Corp.	2.4%
Medtronic PLC	2.3%
Samsung Electronics Company, Ltd.	2.3%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.3%
Anheuser-Busch InBev SA/NV	2.2%
Microsoft Corp.	2.2%
National Grid PLC	2.1%
Deutsche Bank AG	2.0%
L3Harris Technologies, Inc.	2.0%

Sector Composition
Financials	21.9%
Industrials	17.4%
Consumer discretionary	10.6%
Information technology	9.6%
Materials	9.3%
Health care	9.0%
Communication services	5.8%
Energy	5.0%
Consumer staples	4.9%
Utilities	3.8%
Real estate	1.4%
Short-term investments and other	1.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244612

425SA-R4

2/26

4/26

John Hancock Global Equity Fund

John Hancock Global Equity Fund
Class R6/JGEMX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Global Equity Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Fund (Class R6/JGEMX)	$47	0.88%
Fund Statistics
Fund net assets	$886,810,359
Total number of portfolio holdings	65
Portfolio turnover rate	35%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
CSX Corp.	2.4%
McKesson Corp.	2.4%
Medtronic PLC	2.3%
Samsung Electronics Company, Ltd.	2.3%
Taiwan Semiconductor Manufacturing Company, Ltd.	2.3%
Anheuser-Busch InBev SA/NV	2.2%
Microsoft Corp.	2.2%
National Grid PLC	2.1%
Deutsche Bank AG	2.0%
L3Harris Technologies, Inc.	2.0%

Sector Composition
Financials	21.9%
Industrials	17.4%
Consumer discretionary	10.6%
Information technology	9.6%
Materials	9.3%
Health care	9.0%
Communication services	5.8%
Energy	5.0%
Consumer staples	4.9%
Utilities	3.8%
Real estate	1.4%
Short-term investments and other	1.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244612

425SA-R6

2/26

4/26

John Hancock Global Equity Fund

John Hancock Multi-Asset Absolute Return Fund
Class A/JHAAX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multi-Asset Absolute Return Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Absolute Return Fund (Class A/JHAAX)	$89	1.76%
Fund Statistics
Fund net assets	$293,966,450
Total number of portfolio holdings	252
Portfolio turnover rate	76%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	70.5%
Information technology	16.5%
Health care	13.4%
Consumer staples	12.9%
Financials	7.6%
Communication services	6.2%
Industrials	5.8%
Consumer discretionary	4.3%
Utilities	2.4%
Materials	1.4%
U.S. Government	24.5%
Other assets and liabilities, net	5.0%

Country Composition
United States	75.7%
France	4.2%
United Kingdom	4.0%
Japan	3.6%
South Korea	1.7%
China	1.6%
Germany	1.6%
Switzerland	1.3%
Netherlands	1.3%
Taiwan	1.0%
Other countries	4.0%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244730

395SA-A

2/26

4/26

John Hancock Multi-Asset Absolute Return Fund

John Hancock Multi-Asset Absolute Return Fund
Class C/JHACX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multi-Asset Absolute Return Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Absolute Return Fund (Class C/JHACX)	$124	2.46%
Fund Statistics
Fund net assets	$293,966,450
Total number of portfolio holdings	252
Portfolio turnover rate	76%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	70.5%
Information technology	16.5%
Health care	13.4%
Consumer staples	12.9%
Financials	7.6%
Communication services	6.2%
Industrials	5.8%
Consumer discretionary	4.3%
Utilities	2.4%
Materials	1.4%
U.S. Government	24.5%
Other assets and liabilities, net	5.0%

Country Composition
United States	75.7%
France	4.2%
United Kingdom	4.0%
Japan	3.6%
South Korea	1.7%
China	1.6%
Germany	1.6%
Switzerland	1.3%
Netherlands	1.3%
Taiwan	1.0%
Other countries	4.0%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244730

395SA-C

2/26

4/26

John Hancock Multi-Asset Absolute Return Fund

John Hancock Multi-Asset Absolute Return Fund
Class I/JHAIX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multi-Asset Absolute Return Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Absolute Return Fund (Class I/JHAIX)	$74	1.46%
Fund Statistics
Fund net assets	$293,966,450
Total number of portfolio holdings	252
Portfolio turnover rate	76%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	70.5%
Information technology	16.5%
Health care	13.4%
Consumer staples	12.9%
Financials	7.6%
Communication services	6.2%
Industrials	5.8%
Consumer discretionary	4.3%
Utilities	2.4%
Materials	1.4%
U.S. Government	24.5%
Other assets and liabilities, net	5.0%

Country Composition
United States	75.7%
France	4.2%
United Kingdom	4.0%
Japan	3.6%
South Korea	1.7%
China	1.6%
Germany	1.6%
Switzerland	1.3%
Netherlands	1.3%
Taiwan	1.0%
Other countries	4.0%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244730

395SA-I

2/26

4/26

John Hancock Multi-Asset Absolute Return Fund

John Hancock Multi-Asset Absolute Return Fund
Class NAV
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multi-Asset Absolute Return Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Absolute Return Fund (Class NAV)	$68	1.35%
Fund Statistics
Fund net assets	$293,966,450
Total number of portfolio holdings	252
Portfolio turnover rate	76%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	70.5%
Information technology	16.5%
Health care	13.4%
Consumer staples	12.9%
Financials	7.6%
Communication services	6.2%
Industrials	5.8%
Consumer discretionary	4.3%
Utilities	2.4%
Materials	1.4%
U.S. Government	24.5%
Other assets and liabilities, net	5.0%

Country Composition
United States	75.7%
France	4.2%
United Kingdom	4.0%
Japan	3.6%
South Korea	1.7%
China	1.6%
Germany	1.6%
Switzerland	1.3%
Netherlands	1.3%
Taiwan	1.0%
Other countries	4.0%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244730

395SA-NAV

2/26

4/26

John Hancock Multi-Asset Absolute Return Fund

John Hancock Multi-Asset Absolute Return Fund
Class R2/JHARX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multi-Asset Absolute Return Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Absolute Return Fund (Class R2/JHARX)	$90	1.77%
Fund Statistics
Fund net assets	$293,966,450
Total number of portfolio holdings	252
Portfolio turnover rate	76%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	70.5%
Information technology	16.5%
Health care	13.4%
Consumer staples	12.9%
Financials	7.6%
Communication services	6.2%
Industrials	5.8%
Consumer discretionary	4.3%
Utilities	2.4%
Materials	1.4%
U.S. Government	24.5%
Other assets and liabilities, net	5.0%

Country Composition
United States	75.7%
France	4.2%
United Kingdom	4.0%
Japan	3.6%
South Korea	1.7%
China	1.6%
Germany	1.6%
Switzerland	1.3%
Netherlands	1.3%
Taiwan	1.0%
Other countries	4.0%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF5244730

395SA-R2

2/26

4/26

John Hancock Multi-Asset Absolute Return Fund

John Hancock Multi-Asset Absolute Return Fund
Class R6/JHASX
Semiannual SHAREHOLDER REPORT | February 28, 2026
This semiannual shareholder report contains important information about the John Hancock Multi-Asset Absolute Return Fund (the fund) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Absolute Return Fund (Class R6/JHASX)	$69	1.36%
Fund Statistics
Fund net assets	$293,966,450
Total number of portfolio holdings	252
Portfolio turnover rate	76%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	70.5%
Information technology	16.5%
Health care	13.4%
Consumer staples	12.9%
Financials	7.6%
Communication services	6.2%
Industrials	5.8%
Consumer discretionary	4.3%
Utilities	2.4%
Materials	1.4%
U.S. Government	24.5%
Other assets and liabilities, net	5.0%

Country Composition
United States	75.7%
France	4.2%
United Kingdom	4.0%
Japan	3.6%
South Korea	1.7%
China	1.6%
Germany	1.6%
Switzerland	1.3%
Netherlands	1.3%
Taiwan	1.0%
Other countries	4.0%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF5244730
395SA-R6
2/26
4/26
John Hancock Multi-Asset Absolute Return Fund

ITEM 2. CODE OF ETHICS.

Item is not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Item is not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item is not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Item is not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the six months ended February 28, 2026 for the following funds:

  John Hancock Equity Income Fund

  John Hancock Fundamental All Cap Core Fund

  John Hancock Global Equity Fund

  John Hancock Multi-Asset Absolute Return Fund

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Equity Income Fund
U.S. equity
February 28, 2026

John Hancock
Equity Income Fund

2	Fund’s investments
8	Financial statements
11	Financial highlights
14	Notes to financial statements
23	Shareholder meeting
1	JOHN HANCOCK EQUITY INCOME FUND |

Fund’s investments
AS OF 2-28-26 (unaudited)
	Shares	Value
Common stocks 98.3%		$580,792,624
(Cost $456,985,582)
Communication services 6.4%		37,784,061
Diversified telecommunication services 0.4%
Comcast Corp., Class A	79,773	2,469,772
Entertainment 0.9%
The Walt Disney Company	50,335	5,337,523
Interactive media and services 3.8%
Alphabet, Inc., Class A	34,775	10,841,454
Alphabet, Inc., Class C	26,887	8,373,418
Meta Platforms, Inc., Class A	4,502	2,918,106
Media 0.7%
News Corp., Class A	171,632	4,168,941
Versant Media Group, Inc. (A)	7,048	234,839
Wireless telecommunication services 0.6%
T-Mobile US, Inc.	15,846	3,440,008
Consumer discretionary 3.6%		21,071,366
Broadline retail 1.3%
Amazon.com, Inc. (A)	35,871	7,532,910
Hotels, restaurants and leisure 1.0%
Las Vegas Sands Corp.	106,123	6,019,297
Leisure products 0.3%
Mattel, Inc. (A)	103,970	1,762,292
Specialty retail 1.0%
The Home Depot, Inc.	15,121	5,756,867
Consumer staples 7.5%		44,527,389
Consumer staples distribution and retail 0.6%
Walmart, Inc.	27,050	3,461,048
Food products 1.0%
Conagra Brands, Inc.	54,494	1,049,010
Tyson Foods, Inc., Class A	75,767	4,924,097
Household products 3.9%
Colgate-Palmolive Company	94,965	9,414,830
Kimberly-Clark Corp.	42,161	4,698,422
The Procter & Gamble Company	52,407	8,762,450
Personal care products 0.7%
Kenvue, Inc.	234,562	4,484,825
Tobacco 1.3%
Philip Morris International, Inc.	41,389	7,732,707
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK EQUITY INCOME FUND	2

	Shares	Value
Energy 9.3%		$55,162,641
Energy equipment and services 0.5%
SLB, Ltd.	57,966	2,975,974
Oil, gas and consumable fuels 8.8%
Chevron Corp.	28,650	5,350,674
ConocoPhillips	80,351	9,116,624
EOG Resources, Inc.	34,015	4,220,581
EQT Corp.	30,634	1,881,540
Expand Energy Corp.	38,500	4,154,920
Exxon Mobil Corp.	54,741	8,348,003
Kinder Morgan, Inc.	13,200	439,164
Phillips 66	2,775	428,266
South Bow Corp.	54,559	1,754,304
TC Energy Corp.	37,052	2,385,037
The Williams Companies, Inc.	35,890	2,681,701
TotalEnergies SE	142,642	11,425,853
Financials 20.2%		119,442,389
Banks 9.0%
Bank of America Corp.	160,730	8,009,176
Citigroup, Inc.	88,839	9,789,169
Fifth Third Bancorp	136,892	6,772,047
Huntington Bancshares, Inc.	342,423	5,752,706
JPMorgan Chase & Co.	33,288	9,996,386
U.S. Bancorp	143,441	7,840,485
Wells Fargo & Company	64,815	5,279,182
Capital markets 2.5%
Morgan Stanley	5,975	994,897
State Street Corp.	25,955	3,338,332
The Charles Schwab Corp.	108,506	10,329,771
Consumer finance 0.2%
Capital One Financial Corp.	5,097	997,177
Financial services 1.8%
Apollo Global Management, Inc.	9,643	1,008,658
Corebridge Financial, Inc.	51,302	1,325,644
Equitable Holdings, Inc.	145,531	5,853,257
Fiserv, Inc. (A)	30,019	1,869,884
Global Payments, Inc.	7,072	540,725
Insurance 6.7%
American International Group, Inc.	83,034	6,683,407
Chubb, Ltd.	25,299	8,623,417
Loews Corp.	66,715	7,339,984
MetLife, Inc.	149,632	10,783,978
The Allstate Corp.	20,510	4,399,805
3	JOHN HANCOCK EQUITY INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Insurance (continued)
The Hartford Insurance Group, Inc.	13,593	$1,914,302
Health care 12.9%		76,468,124
Biotechnology 0.3%
Biogen, Inc. (A)	8,761	1,680,535
Health care equipment and supplies 3.3%
Becton, Dickinson and Company	44,827	7,911,069
Medtronic PLC	47,580	4,646,663
Zimmer Biomet Holdings, Inc.	73,030	7,189,073
Health care providers and services 4.0%
CVS Health Corp.	91,363	7,299,904
Elevance Health, Inc.	24,688	7,900,160
The Cigna Group	16,576	4,804,056
UnitedHealth Group, Inc.	12,830	3,762,654
Life sciences tools and services 0.8%
Thermo Fisher Scientific, Inc.	5,748	2,995,340
Waters Corp. (A)	6,067	1,937,678
Pharmaceuticals 4.5%
AstraZeneca PLC	23,581	4,915,459
Bristol-Myers Squibb Company	50,017	3,119,560
Johnson & Johnson	12,495	3,104,133
Merck & Company, Inc.	50,037	6,195,581
Novo Nordisk A/S, ADR	33,300	1,247,085
Sanofi SA	10,383	1,015,471
Sanofi SA, ADR	15,891	773,256
Viatris, Inc.	399,896	5,970,447
Industrials 15.1%		88,997,909
Aerospace and defense 4.4%
General Electric Company	21,221	7,263,099
L3Harris Technologies, Inc.	26,903	9,807,220
StandardAero, Inc. (A)	56,190	1,730,652
The Boeing Company (A)	31,825	7,241,142
Air freight and logistics 1.0%
United Parcel Service, Inc., Class B	48,498	5,623,828
Electrical equipment 0.7%
Rockwell Automation, Inc.	10,362	4,221,997
Ground transportation 2.1%
CSX Corp.	164,234	7,011,149
Norfolk Southern Corp.	3,655	1,150,375
Union Pacific Corp.	15,390	4,078,042
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK EQUITY INCOME FUND	4

	Shares	Value
Industrials (continued)
Industrial conglomerates 1.6%
3M Company	8,819	$1,457,957
Siemens AG	26,965	7,796,764
Machinery 3.9%
AGCO Corp.	26,627	3,634,586
Cummins, Inc.	959	559,931
Dover Corp.	9,612	2,167,506
Fortive Corp.	111,353	6,592,098
Stanley Black & Decker, Inc.	95,189	8,232,897
The Middleby Corp. (A)	11,872	2,004,706
Passenger airlines 1.1%
Southwest Airlines Company	137,569	6,776,649
Professional services 0.3%
Booz Allen Hamilton Holding Corp.	20,897	1,647,311
Information technology 10.8%		63,722,834
Communications equipment 0.3%
Cisco Systems, Inc.	23,046	1,831,235
Electronic equipment, instruments and components 0.7%
Ralliant Corp.	52,209	2,395,871
TE Connectivity PLC	3,022	695,513
Teledyne Technologies, Inc. (A)	1,289	877,938
IT services 0.4%
Accenture PLC, Class A	11,147	2,326,602
Semiconductors and semiconductor equipment 5.1%
Advanced Micro Devices, Inc. (A)	18,702	3,744,327
Applied Materials, Inc.	19,501	7,260,222
Intel Corp. (A)	87,191	3,976,782
Qualcomm, Inc.	66,395	9,451,992
Texas Instruments, Inc.	28,427	6,029,651
Software 1.7%
Microsoft Corp.	13,311	5,227,762
Salesforce, Inc.	24,538	4,779,757
Technology hardware, storage and peripherals 2.6%
Samsung Electronics Company, Ltd.	101,056	15,125,182
Materials 3.3%		19,299,910
Chemicals 1.2%
CF Industries Holdings, Inc.	72,440	7,210,678
Containers and packaging 1.5%
Avery Dennison Corp.	7,044	1,383,089
International Paper Company	174,512	7,599,998
5	JOHN HANCOCK EQUITY INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Materials (continued)
Paper and forest products 0.6%
West Fraser Timber Company, Ltd.	46,723	$3,106,145
Real estate 3.2%		19,134,713
Industrial REITs 0.6%
Rexford Industrial Realty, Inc.	90,121	3,376,834
Residential REITs 1.3%
Equity Residential	107,324	6,783,950
Sun Communities, Inc.	8,310	1,133,983
Specialized REITs 1.3%
CubeSmart	12,792	526,263
Rayonier, Inc.	207,992	4,469,748
Weyerhaeuser Company	115,937	2,843,935
Utilities 6.0%		35,181,288
Electric utilities 4.0%
Alliant Energy Corp.	67,205	4,861,610
NextEra Energy, Inc.	51,835	4,860,568
The Southern Company	125,098	12,182,043
Xcel Energy, Inc.	20,222	1,685,706
Multi-utilities 2.0%
Ameren Corp.	52,926	5,995,457
Dominion Energy, Inc.	3,254	205,458

Sempra	55,993	5,390,446
Preferred securities 0.8%		$4,511,211
(Cost $3,841,810)
Industrials 0.5%		2,895,102
Aerospace and defense 0.5%
The Boeing Company, 6.000%	39,697	2,895,102
Utilities 0.3%		1,616,109
Electric utilities 0.3%
The Southern Company, 7.125%	30,321	1,616,109

	Yield (%)	Shares	Value
Short-term investments 0.3%			$1,911,975
(Cost $1,911,975)
Short-term funds 0.3%			1,911,975
State Street Institutional U.S. Government Money Market Fund, Premier Class	3.6191(B)	504,446	504,446
T. Rowe Price Government Reserve Fund	3.6582(B)	1,407,529	1,407,529

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK EQUITY INCOME FUND	6

Total investments (Cost $462,739,367) 99.4%	$587,215,810
Other assets and liabilities, net 0.6%	3,724,338
Total net assets 100.0%	$590,940,148

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 2-28-26.
At 2-28-26, the aggregate cost of investments for federal income tax purposes was $469,876,972. Net unrealized appreciation aggregated to $117,338,838, of which $127,442,915 related to gross unrealized appreciation and $10,104,077 related to gross unrealized depreciation.
The fund had the following country composition as a percentage of net assets on 2-28-26:
United States	88.8%
South Korea	2.6%
France	2.3%
Switzerland	1.5%
Germany	1.3%
Ireland	1.3%
Canada	1.2%
Other countries	1.0%
TOTAL	100.0%
7	JOHN HANCOCK EQUITY INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-26 (unaudited)

Assets
Unaffiliated investments, at value (Cost $462,739,367)	$587,215,810
Cash	998,554
Foreign currency, at value (Cost $212)	212
Dividends and interest receivable	1,437,180
Receivable for fund shares sold	34,753
Receivable for investments sold	2,151,857
Other assets	81,600
Total assets	591,919,966
Liabilities
Payable for investments purchased	406,844
Payable for fund shares repurchased	348,099
Payable to affiliates
Investment management fees	437
Accounting and legal services fees	17,026
Transfer agent fees	11,755
Trustees’ fees	1,023
Other liabilities and accrued expenses	194,634
Total liabilities	979,818
Net assets	$590,940,148
Net assets consist of
Paid-in capital	$453,222,474
Total distributable earnings (loss)	137,717,674
Net assets	$590,940,148

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($139,678,537 ÷ 9,727,755 shares)[1]	$14.36
Class C ($748,331 ÷ 51,832 shares)[1]	$14.44
Class 1 ($450,513,280 ÷ 31,326,645 shares)	$14.38
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$15.12

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK EQUITY INCOME FUND	8

STATEMENT OF OPERATIONS For the six months ended 2-28-26 (unaudited)

Investment income
Dividends	$7,062,255
Interest	1,427
Securities lending	1,284
Less foreign taxes withheld	(110,216)
Total investment income	6,954,750
Expenses
Investment management fees	2,001,245
Distribution and service fees	326,103
Accounting and legal services fees	52,146
Transfer agent fees	77,596
Trustees’ fees	4,775
Custodian fees	63,014
State registration fees	22,050
Printing and postage	15,425
Professional fees	55,638
Other	30,968
Total expenses	2,648,960
Less expense reductions	(110,297)
Net expenses	2,538,663
Net investment income	4,416,087
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	30,343,613
Affiliated investments	(236)
30,343,377
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	25,619,402
25,619,402
Net realized and unrealized gain	55,962,779
Increase in net assets from operations	$60,378,866
9	JOHN HANCOCK EQUITY INCOME FUND |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-26 (unaudited)	Year ended 8-31-25
Increase (decrease) in net assets
From operations
Net investment income	$4,416,087	$18,994,502
Net realized gain	30,343,377	518,940,311
Change in net unrealized appreciation (depreciation)	25,619,402	(521,556,717)
Increase in net assets resulting from operations	60,378,866	16,378,096
Distributions to shareholders
From earnings
Class A	(49,557,869)	(15,739,972)
Class C	(278,942)	(105,568)
Class 1	(156,959,310)	(18,680,431)
Class NAV[1]	—	(133,170,301)
Total distributions	(206,796,121)	(167,696,272)
From fund share transactions	134,326,114	(1,007,320,520)
Total decrease	(12,091,141)	(1,158,638,696)
Net assets
Beginning of period	603,031,289	1,761,669,985
End of period	$590,940,148	$603,031,289

[1]	Class NAV shares were fully redeemed on 4-10-25.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK EQUITY INCOME FUND	10

Financial highlights
CLASS A SHARES Period ended	2-28-26[1]	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$20.10	$21.09	$18.66	$19.93	$22.20	$16.28
Net investment income[2]	0.11	0.26	0.29	0.33	0.27	0.27
Net realized and unrealized gain (loss) on investments	1.53	0.84[3]	3.54	0.46	(0.64)	6.06
Total from investment operations	1.64	1.10	3.83	0.79	(0.37)	6.33
Less distributions
From net investment income	(0.10)	(0.34)	(0.30)	(0.35)	(0.27)	(0.30)
From net realized gain	(7.28)	(1.75)	(1.10)	(1.71)	(1.63)	(0.11)
Total distributions	(7.38)	(2.09)	(1.40)	(2.06)	(1.90)	(0.41)
Net asset value, end of period	$14.36	$20.10	$21.09	$18.66	$19.93	$22.20
Total return (%)[4,5]	10.74[6]	6.13	21.58	4.35	(1.91)	39.49
Ratios and supplemental data
Net assets, end of period (in millions)	$140	$152	$159	$140	$121	$90
Ratios (as a percentage of average net assets):
Expenses before reductions	1.18[7]	1.16	1.14	1.16	1.14	1.14
Expenses including reductions	1.14[7]	1.12	1.11	1.13	1.11	1.11
Net investment income	1.26[7]	1.34	1.52	1.76	1.29	1.36
Portfolio turnover (%)	9	27[8]	22	19	15	22

[1]	Six months ended 2-28-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	Portfolio turnover rate excludes securities delivered from in-kind transactions.
11	JOHN HANCOCK Equity Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	2-28-26[1]	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$20.19	$21.17	$18.73	$19.99	$22.25	$16.32
Net investment income[2]	0.05	0.12	0.16	0.20	0.12	0.14
Net realized and unrealized gain (loss) on investments	1.53	0.85[3]	3.55	0.46	(0.63)	6.07
Total from investment operations	1.58	0.97	3.71	0.66	(0.51)	6.21
Less distributions
From net investment income	(0.05)	(0.20)	(0.17)	(0.21)	(0.12)	(0.17)
From net realized gain	(7.28)	(1.75)	(1.10)	(1.71)	(1.63)	(0.11)
Total distributions	(7.33)	(1.95)	(1.27)	(1.92)	(1.75)	(0.28)
Net asset value, end of period	$14.44	$20.19	$21.17	$18.73	$19.99	$22.25
Total return (%)[4,5]	10.38[6]	5.36	20.72	3.63	(2.56)	38.50
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$2	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	1.88[7]	1.86	1.84	1.86	1.84	1.84
Expenses including reductions	1.85[7]	1.83	1.81	1.83	1.81	1.81
Net investment income	0.55[7]	0.62	0.82	1.07	0.58	0.69
Portfolio turnover (%)	9	27[8]	22	19	15	22

[1]	Six months ended 2-28-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	Portfolio turnover rate excludes securities delivered from in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Equity Income Fund	12

CLASS 1 SHARES Period ended	2-28-26[1]	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$20.13	$21.12	$18.68	$19.96	$22.22	$16.30
Net investment income[2]	0.14	0.32	0.36	0.40	0.35	0.34
Net realized and unrealized gain (loss) on investments	1.53	0.85[3]	3.55	0.45	(0.63)	6.06
Total from investment operations	1.67	1.17	3.91	0.85	(0.28)	6.40
Less distributions
From net investment income	(0.14)	(0.41)	(0.37)	(0.42)	(0.35)	(0.37)
From net realized gain	(7.28)	(1.75)	(1.10)	(1.71)	(1.63)	(0.11)
Total distributions	(7.42)	(2.16)	(1.47)	(2.13)	(1.98)	(0.48)
Net asset value, end of period	$14.38	$20.13	$21.12	$18.68	$19.96	$22.22
Total return (%)[4]	10.94[5]	6.46	22.06	4.70	(1.48)	39.95
Ratios and supplemental data
Net assets, end of period (in millions)	$451	$450	$189	$174	$186	$194
Ratios (as a percentage of average net assets):
Expenses before reductions	0.82[6]	0.80	0.78	0.79	0.77	0.77
Expenses including reductions	0.79[6]	0.76	0.75	0.76	0.74	0.74
Net investment income	1.61[6]	1.62	1.89	2.12	1.65	1.74
Portfolio turnover (%)	9	27[7]	22	19	15	22

[1]	Six months ended 2-28-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of the sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Portfolio turnover rate excludes securities delivered from in-kind transactions.
13	JOHN HANCOCK Equity Income Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Equity Income Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide substantial dividend income and also long-term growth of capital.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
| JOHN HANCOCK Equity Income Fund	14

The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2026, by major security category or type:
	Total value at 2-28-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$37,784,061	$37,784,061	—	—
Consumer discretionary	21,071,366	21,071,366	—	—
Consumer staples	44,527,389	44,527,389	—	—
Energy	55,162,641	43,736,788	$11,425,853	—
Financials	119,442,389	119,442,389	—	—
Health care	76,468,124	75,452,653	1,015,471	—
Industrials	88,997,909	81,201,145	7,796,764	—
Information technology	63,722,834	48,597,652	15,125,182	—
Materials	19,299,910	19,299,910	—	—
Real estate	19,134,713	19,134,713	—	—
Utilities	35,181,288	35,181,288	—	—
Preferred securities	4,511,211	4,511,211	—	—
Short-term investments	1,911,975	1,911,975	—	—
Total investments in securities	$587,215,810	$551,852,540	$35,363,270	—
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the
15	JOHN HANCOCK Equity Income Fund |

ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of February 28, 2026, there were no securities on loan.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
| JOHN HANCOCK Equity Income Fund	16

Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2026, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2026 were $1,140.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of August 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and treating a portion of the proceeds from redemptions as distributions for tax purposes.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
17	JOHN HANCOCK Equity Income Fund |

Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the following:
Aggregate daily net assets ($)	Rate
First 100 million	0.800%
Between 100 million and 200 million	0.775%
Between 200 million and 500 million	0.750%
Between 500 million and 1 billion	0.725%
Between 1 billion and 1.5 billion	0.725%
Between 1.5 billion and 2 billion	0.700%
Between 2 billion and 3 billion	0.695%
Between 3 billion and 4 billion	0.690%
Between 4 billion and 5.5 billion	0.680%
Between 5.5 billion and 7.5 billion	0.675%
Excess over 7.5 billion	0.670%

When aggregate net assets exceed $200 million on any day, the annual rate of advisory fee for that day is 0.775% on the first $200 million of aggregate net assets.
When aggregate net assets exceed $500 million on any day, the annual rate of advisory fee for that day is 0.750% on the first $500 million of aggregate net assets and 0.725% on the amount above $500 million.
When aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.725% on the first $1 billion of aggregate net assets.
When aggregate net assets exceed $1.5 billion on any day, the annual rate of advisory fee for that day is 0.700% on the first $1.5 billion of aggregate net assets.
When aggregate net assets exceed $2 billion on any day, the annual rate of advisory fee for that day is 0.695% on the first $2 billion of aggregate net assets.
When aggregate net assets exceed $3 billion on any day, the annual rate of advisory fee for that day is 0.690% on the first $3 billion of aggregate net assets.
When aggregate net assets exceed $4 billion on any day, the annual rate of advisory fee for that day is 0.680% on the first $4 billion of aggregate net assets.
When aggregate net assets exceed $5.5 billion on any day, the annual rate of advisory fee for that day is 0.675% on the first $5.5 billion of aggregate net assets.
When aggregate net assets exceed $7.5 billion on any day, the annual rate of advisory fee for that day is 0.670% on the first $7.5 billion of aggregate net assets.
Aggregate net assets include the net assets of the fund, Equity Income Trust, a series of John Hancock Variable Insurance Trust, Manulife US Large Cap Value Equity Fund (Canada), and Manulife North American Equity Fund Series II (Asia). The Advisor has a subadvisory agreement with T. Rowe Price Associates, Inc. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each
| JOHN HANCOCK Equity Income Fund	18

fund. During the six months ended February 28, 2026, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to Class A shares in an amount equal to the amount by which the expenses of the class exceed 1.14% of the class’s average net assets. Expenses exclude taxes, brokerage commissions, interest expense, acquired fund fees and expenses paid indirectly, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business, and short dividend expense. This agreement expires on December 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has voluntarily agreed to waive a portion of its management fees for the fund. This voluntary waiver equals the amount by which the subadvisory fee paid to T. Rowe Price Associates, Inc. is reduced. This voluntary expense waiver may terminate at any time.
For the six months ended February 28, 2026, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$29,298
Class C	148
Class	Expense reduction
Class 1	$80,851
Total	$110,297

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2026, were equivalent to a net annual effective rate of 0.65% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2026, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Class 1	0.05%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $59,439 for the six months ended February 28, 2026. Of this amount, $10,367 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $49,072 was paid as sales commissions to broker-dealers.
19	JOHN HANCOCK Equity Income Fund |

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2026, CDSCs received by the Distributor amounted to $1,094 and $67 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2026 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$212,783	$77,163
Class C	3,982	433
Class 1	109,338	—
Total	$326,103	$77,596
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$1,500,000	1	4.145%	$173
| JOHN HANCOCK Equity Income Fund	20

Note 5—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2026 and for the year ended August 31, 2025 were as follows:
	Six Months Ended 2-28-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	458,928	$7,233,201	1,045,860	$20,482,783
Distributions reinvested	3,691,070	49,535,498	837,963	15,727,651
Repurchased	(1,968,122)	(33,461,606)	(1,896,906)	(36,953,589)
Net increase (decrease)	2,181,876	$23,307,093	(13,083)	$(743,155)
Class C shares
Sold	1,046	$17,814	4,431	$87,756
Distributions reinvested	20,662	278,942	5,607	105,568
Repurchased	(12,027)	(197,992)	(30,260)	(595,405)
Net increase (decrease)	9,681	$98,764	(20,222)	$(402,081)
Class 1 shares
Sold	191,171	$3,368,206	14,612,924	$285,793,321[1]
Distributions reinvested	11,678,321	156,959,310	993,359	18,680,431
Repurchased	(2,921,086)	(49,407,259)	(2,173,601)	(42,786,606)
Net increase	8,948,406	$110,920,257	13,432,682	$261,687,146
Class NAV shares[2]
Sold	—	—	564,484	$11,791,595
Distributions reinvested	—	—	7,111,142	133,170,301
Repurchased	—	—	(74,670,309)	(1,412,824,326)
Net decrease	—	—	(66,994,683)	$(1,267,862,430)
Total net increase (decrease)	11,139,963	$134,326,114	(53,595,306)	$(1,007,320,520)

[1]	Includes in-kind purchase of approximately $203,500,000 by affiliates of the fund. The cost basis of the contributed securities is equal to the market value of the securities on the date of the subscription.
[2]	Class NAV shares were fully redeemed on 4-10-25.
Affiliates of the fund owned 100% of shares of Class 1 on February 28, 2026. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $53,442,189 and $120,883,825, respectively, for the six months ended February 28, 2026.
21	JOHN HANCOCK Equity Income Fund |

Note 7—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	—	—	$7,497,615	$(7,497,379)	$(236)	—	$1,284	—	—

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 8—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK Equity Income Fund	22

SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Joint Meeting of Shareholders on Wednesday, November 12, 2025. The following proposal was considered by the shareholders:
Proposal: To elect five Trustees as members of the Board of Trustees of the Trust.
THE PROPOSAL PASSED ON November 12, 2025.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
William K. Bacic	3,809,160,523	21,707,670
Christine L. Hurtsellers	3,810,125,068	20,743,126
Kenneth J. Phelan	3,810,444,977	20,423,216
Thomas R. Wright	3,810,155,428	20,712,765

Non-Independent Trustee
Kristie M. Feinberg	3,808,412,187	21,446,677
23	JOHN HANCOCK EQUITY INCOME FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5244623	458SA 2/26
4/26

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Fundamental All Cap Core Fund
U.S. equity
February 28, 2026

John Hancock
Fundamental All Cap Core Fund

2	Fund’s investments
5	Financial statements
8	Financial highlights
14	Notes to financial statements
22	Shareholder meeting
1	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND |

Fund’s investments
AS OF 2-28-26 (unaudited)
	Shares	Value
Common stocks 99.3%		$518,899,684
(Cost $415,932,980)
Communication services 11.0%		57,443,332
Entertainment 1.4%
Liberty Media Corp.-Liberty Formula One, Series C (A)	79,262	7,259,607
Interactive media and services 9.6%
Alphabet, Inc., Class A	106,697	33,263,857
CarGurus, Inc. (A)	131,909	4,049,606
Meta Platforms, Inc., Class A	19,856	12,870,262
Consumer discretionary 17.8%		92,747,600
Automobile components 0.9%
Fox Factory Holding Corp. (A)	75,635	1,273,693
Mobileye Global, Inc., Class A (A)	408,407	3,455,123
Automobiles 1.1%
Ferrari NV	14,518	5,515,679
Broadline retail 7.5%
Amazon.com, Inc. (A)	186,596	39,185,159
Hotels, restaurants and leisure 1.1%
Vail Resorts, Inc.	41,670	5,659,203
Household durables 3.3%
Lennar Corp., Class A	151,519	17,327,713
Specialty retail 3.3%
CarMax, Inc. (A)	189,553	8,183,003
Group 1 Automotive, Inc.	26,974	8,786,511
Textiles, apparel and luxury goods 0.6%
Canada Goose Holdings, Inc. (A)	273,072	3,361,516
Consumer staples 2.4%		12,779,962
Beverages 0.5%
Diageo PLC, ADR	31,736	2,840,372
Food products 1.5%
Post Holdings, Inc. (A)	74,207	7,888,204
Personal care products 0.4%
BellRing Brands, Inc. (A)	111,549	2,051,386
Energy 3.7%		19,339,053
Oil, gas and consumable fuels 3.7%
Cheniere Energy, Inc.	82,039	19,339,053
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	2

	Shares	Value
Financials 7.3%		$38,274,919
Banks 1.4%
First Hawaiian, Inc.	299,726	7,421,216
Capital markets 5.9%
KKR & Company, Inc.	197,157	17,286,726
Morgan Stanley	34,228	5,699,304
S&P Global, Inc.	17,805	7,867,673
Health care 17.2%		89,669,980
Health care equipment and supplies 7.3%
Align Technology, Inc. (A)	17,790	3,381,879
Becton, Dickinson and Company	28,170	4,971,442
GE HealthCare Technologies, Inc.	71,259	6,004,996
Hologic, Inc. (A)	197,644	14,894,452
Zimmer Biomet Holdings, Inc.	87,679	8,631,121
Health care providers and services 6.2%
Elevance Health, Inc.	41,356	13,233,920
McKesson Corp.	11,703	11,555,191
UnitedHealth Group, Inc.	26,410	7,745,261
Life sciences tools and services 2.2%
Thermo Fisher Scientific, Inc.	20,043	10,444,608
Waters Corp. (A)	3,813	1,217,796
Pharmaceuticals 1.5%
Elanco Animal Health, Inc. (A)	287,474	7,589,314
Industrials 6.1%		32,016,863
Electrical equipment 2.7%
Regal Rexnord Corp.	64,803	14,320,167
Machinery 1.4%
Fortive Corp.	125,255	7,415,096
Trading companies and distributors 2.0%
United Rentals, Inc.	12,240	10,281,600
Information technology 29.4%		153,598,263
IT services 0.9%
Accenture PLC, Class A	22,418	4,679,085
Semiconductors and semiconductor equipment 9.5%
NVIDIA Corp.	111,638	19,781,137
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	58,804	22,026,802
Texas Instruments, Inc.	35,901	7,614,961
Software 15.8%
Adobe, Inc. (A)	33,016	8,663,729
Microsoft Corp.	91,805	36,055,496
Roper Technologies, Inc.	44,056	15,407,705
3	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Information technology (continued)
Software (continued)
Salesforce, Inc.	68,718	$13,385,579
Workday, Inc., Class A (A)	69,610	9,311,034
Technology hardware, storage and peripherals 3.2%
Apple, Inc.	31,802	8,401,452
Samsung Electronics Company, Ltd.	55,263	8,271,283
Real estate 4.4%		23,029,712
Real estate management and development 0.2%
Five Point Holdings LLC, Class A (A)	226,593	1,250,793
Specialized REITs 4.2%
American Tower Corp.	42,606	8,174,387
Crown Castle, Inc.	85,204	7,629,166
Millrose Properties, Inc., Class A	190,541	5,975,366

	Yield (%)	Shares	Value
Short-term investments 0.7%			$3,584,544
(Cost $3,584,643)
Short-term funds 0.7%			3,584,544
John Hancock Collateral Trust (B)	3.5447(C)	358,347	3,584,544

Total investments (Cost $419,517,623) 100.0%	$522,484,228
Other assets and liabilities, net (0.0%)	(90,644)
Total net assets 100.0%	$522,393,584

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 2-28-26.
At 2-28-26, the aggregate cost of investments for federal income tax purposes was $421,837,770. Net unrealized appreciation aggregated to $100,646,458, of which $141,703,846 related to gross unrealized appreciation and $41,057,388 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	4

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-26 (unaudited)

Assets
Unaffiliated investments, at value (Cost $415,932,980)	$518,899,684
Affiliated investments, at value (Cost $3,584,643)	3,584,544
Total investments, at value (Cost $419,517,623)	522,484,228
Cash	68
Foreign currency, at value (Cost $57)	57
Dividends and interest receivable	170,538
Receivable for fund shares sold	659,419
Receivable from affiliates	1,543
Other assets	93,209
Total assets	523,409,062
Liabilities
Payable for fund shares repurchased	875,077
Payable to affiliates
Accounting and legal services fees	16,018
Transfer agent fees	37,254
Distribution and service fees	48
Trustees’ fees	2,746
Other liabilities and accrued expenses	84,335
Total liabilities	1,015,478
Net assets	$522,393,584
Net assets consist of
Paid-in capital	$396,509,687
Total distributable earnings (loss)	125,883,897
Net assets	$522,393,584

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($154,268,189 ÷ 4,552,657 shares)[1]	$33.89
Class C ($27,993,761 ÷ 906,726 shares)[1]	$30.87
Class I ($248,798,740 ÷ 7,105,036 shares)	$35.02
Class R2 ($207,235 ÷ 6,091 shares)	$34.02
Class R4 ($33,540 ÷ 964 shares)	$34.79
Class R6 ($91,092,119 ÷ 2,582,074 shares)	$35.28
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$35.67

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
5	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 2-28-26 (unaudited)

Investment income
Dividends	$2,944,912
Dividends from affiliated investments	67,906
Less foreign taxes withheld	(35,337)
Total investment income	2,977,481
Expenses
Investment management fees	1,932,051
Distribution and service fees	403,053
Accounting and legal services fees	53,435
Transfer agent fees	262,010
Trustees’ fees	7,102
Custodian fees	39,830
State registration fees	71,637
Printing and postage	24,985
Professional fees	55,339
Other	15,647
Total expenses	2,865,089
Less expense reductions	(150,027)
Net expenses	2,715,062
Net investment income	262,419
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	49,834,445
Affiliated investments	361
49,834,806
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(64,422,373)
Affiliated investments	(264)
(64,422,637)
Net realized and unrealized loss	(14,587,831)
Decrease in net assets from operations	$(14,325,412)
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	6

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-26 (unaudited)	Period ended 8-31-25[1]	Year ended 7-31-25
Increase (decrease) in net assets
From operations
Net investment income (loss)	$262,419	$(29,239)	$1,638,172
Net realized gain	49,834,806	16,685,671	17,069,618
Change in net unrealized appreciation (depreciation)	(64,422,637)	3,923,213	11,374,225
Increase (decrease) in net assets resulting from operations	(14,325,412)	20,579,645	30,082,015
Distributions to shareholders
From earnings
Class A	(16,477,343)	—	(103,564)
Class C	(3,137,468)	—	—
Class I	(27,076,196)	—	(821,311)
Class R2	(20,571)	—	—
Class R4	(3,196)	—	(67)
Class R6	(9,434,319)	—	(435,847)
Total distributions	(56,149,093)	—	(1,360,789)
From fund share transactions	(19,929,513)	(5,224,926)	27,951,535
Total increase (decrease)	(90,404,018)	15,354,719	56,672,761
Net assets
Beginning of period	612,797,602	597,442,883	540,770,122
End of period	$522,393,584	$612,797,602	$597,442,883

[1]	For the one-month period ended 8-31-25. The fund changed its fiscal year end from July 31 to August 31.
7	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	2-28-26[1]	8-31-25[2]	7-31-25	7-31-24	7-31-23	7-31-22	7-31-21
Per share operating performance
Net asset value, beginning of period	$38.61	$37.32	$35.36	$28.42	$26.23	$29.93	$21.48
Net investment income (loss)[3]	(0.02)	(0.01)	0.04	0.05	—[4]	(0.06)	(0.10)
Net realized and unrealized gain (loss) on investments	(0.93)	1.30	1.94	6.93	3.36	(2.58)	9.29
Total from investment operations	(0.95)	1.29	1.98	6.98	3.36	(2.64)	9.19
Less distributions
From net investment income	(0.03)	—	(0.02)	(0.04)	—	—	—
From net realized gain	(3.74)	—	—	—	(1.17)	(1.06)	(0.74)
Total distributions	(3.77)	—	(0.02)	(0.04)	(1.17)	(1.06)	(0.74)
Net asset value, end of period	$33.89	$38.61	$37.32	$35.36	$28.42	$26.23	$29.93
Total return (%)[5,6]	(2.75)[7]	3.46[7]	5.60	24.58	14.00	(9.29)	43.58
Ratios and supplemental data
Net assets, end of period (in millions)	$154	$180	$175	$165	$112	$91	$74
Ratios (as a percentage of average net assets):
Expenses before reductions	1.17[8]	1.19[9]	1.17	1.20	1.24	1.23	1.31
Expenses including reductions	1.12[8]	1.12[8]	1.12	1.13	1.13	1.12	1.24
Net investment income (loss)	(0.09)[8]	(0.24)[8]	0.10	0.16	—[10]	(0.21)	(0.39)
Portfolio turnover (%)	21	8	26	12	36	25	18

[1]	Six months ended 2-28-26. Unaudited.
[2]	For the one-month period ended 8-31-25. The fund changed its fiscal year end from July 31 to August 31.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Annualized.
[9]	Annualized. Certain expenses are presented unannualized.
[10]	Less than 0.005%.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	8

CLASS C SHARES Period ended	2-28-26[1]	8-31-25[2]	7-31-25	7-31-24	7-31-23	7-31-22	7-31-21
Per share operating performance
Net asset value, beginning of period	$35.60	$34.43	$32.83	$26.54	$24.75	$28.48	$20.62
Net investment loss[3]	(0.13)	(0.03)	(0.20)	(0.14)	(0.17)	(0.24)	(0.27)
Net realized and unrealized gain (loss) on investments	(0.86)	1.20	1.80	6.43	3.13	(2.43)	8.87
Total from investment operations	(0.99)	1.17	1.60	6.29	2.96	(2.67)	8.60
Less distributions
From net realized gain	(3.74)	—	—	—	(1.17)	(1.06)	(0.74)
Total distributions	(3.74)	—	—	—	(1.17)	(1.06)	(0.74)
Net asset value, end of period	$30.87	$35.60	$34.43	$32.83	$26.54	$24.75	$28.48
Total return (%)[4,5]	(3.12)[6]	3.40[6]	4.87	23.70	13.19	(9.88)	42.51
Ratios and supplemental data
Net assets, end of period (in millions)	$28	$30	$30	$21	$12	$10	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	1.87[7]	1.89[8]	1.87	1.90	1.94	1.93	2.01
Expenses including reductions	1.82[7]	1.82[7]	1.82	1.83	1.83	1.82	1.94
Net investment loss	(0.79)[7]	(0.94)[7]	(0.61)	(0.54)	(0.71)	(0.91)	(1.09)
Portfolio turnover (%)	21	8	26	12	36	25	18

[1]	Six months ended 2-28-26. Unaudited.
[2]	For the one-month period ended 8-31-25. The fund changed its fiscal year end from July 31 to August 31.
[3]	Based on average daily shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	Annualized. Certain expenses are presented unannualized.
9	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	2-28-26[1]	8-31-25[2]	7-31-25	7-31-24	7-31-23	7-31-22	7-31-21
Per share operating performance
Net asset value, beginning of period	$39.82	$38.48	$36.43	$29.26	$26.89	$30.56	$21.86
Net investment income (loss)[3]	0.04	—[4]	0.15	0.13	0.08	0.03	(0.03)
Net realized and unrealized gain (loss) on investments	(0.97)	1.34	2.01	7.15	3.46	(2.64)	9.47
Total from investment operations	(0.93)	1.34	2.16	7.28	3.54	(2.61)	9.44
Less distributions
From net investment income	(0.13)	—	(0.11)	(0.11)	—	—	—
From net realized gain	(3.74)	—	—	—	(1.17)	(1.06)	(0.74)
Total distributions	(3.87)	—	(0.11)	(0.11)	(1.17)	(1.06)	(0.74)
Net asset value, end of period	$35.02	$39.82	$38.48	$36.43	$29.26	$26.89	$30.56
Total return (%)[5]	(2.62)[6]	3.48[6]	5.94	24.95	14.33	(9.00)	43.97
Ratios and supplemental data
Net assets, end of period (in millions)	$249	$293	$285	$252	$123	$120	$38
Ratios (as a percentage of average net assets):
Expenses before reductions	0.87[7]	0.89[8]	0.87	0.90	0.94	0.93	1.01
Expenses including reductions	0.82[7]	0.82[7]	0.82	0.83	0.83	0.83	0.94
Net investment income (loss)	0.21[7]	0.06[7]	0.40	0.45	0.31	0.10	(0.10)
Portfolio turnover (%)	21	8	26	12	36	25	18

[1]	Six months ended 2-28-26. Unaudited.
[2]	For the one-month period ended 8-31-25. The fund changed its fiscal year end from July 31 to August 31.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
[8]	Annualized. Certain expenses are presented unannualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	10

CLASS R2 SHARES Period ended	2-28-26[1]	8-31-25[2]	7-31-25	7-31-24	7-31-23	7-31-22	7-31-21
Per share operating performance
Net asset value, beginning of period	$38.74	$37.45	$35.49	$28.52	$26.34	$30.07	$21.61
Net investment income (loss)[3]	(0.03)	(0.01)	—[4]	0.02	(0.02)	(0.09)	(0.13)
Net realized and unrealized gain (loss) on investments	(0.95)	1.30	1.96	6.96	3.37	(2.58)	9.33
Total from investment operations	(0.98)	1.29	1.96	6.98	3.35	(2.67)	9.20
Less distributions
From net investment income	—[4]	—	—	(0.01)	—	—	—
From net realized gain	(3.74)	—	—	—	(1.17)	(1.06)	(0.74)
Total distributions	(3.74)	—	—	(0.01)	(1.17)	(1.06)	(0.74)
Net asset value, end of period	$34.02	$38.74	$37.45	$35.49	$28.52	$26.34	$30.07
Total return (%)[5]	(2.80)[6]	3.45[6]	5.49	24.49	13.89	(9.35)	43.35
Ratios and supplemental data
Net assets, end of period (in millions)	$—[7]	$—[7]	$—[7]	$—[7]	$—[7]	$—[7]	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.25[8]	1.28[9]	1.27	1.29	1.33	1.32	1.40
Expenses including reductions	1.20[8]	1.22[8]	1.22	1.21	1.21	1.21	1.34
Net investment income (loss)	(0.17)[8]	(0.33)[8]	0.01	0.07	(0.09)	(0.30)	(0.49)
Portfolio turnover (%)	21	8	26	12	36	25	18

[1]	Six months ended 2-28-26. Unaudited.
[2]	For the one-month period ended 8-31-25. The fund changed its fiscal year end from July 31 to August 31.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Annualized. Certain expenses are presented unannualized.
11	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	2-28-26[1]	8-31-25[2]	7-31-25	7-31-24	7-31-23	7-31-22	7-31-21
Per share operating performance
Net asset value, beginning of period	$39.57	$38.24	$36.23	$29.11	$26.77	$30.45	$21.79
Net investment income (loss)[3]	0.01	—[4]	0.10	0.13	0.06	0.01	(0.03)
Net realized and unrealized gain (loss) on investments	(0.97)	1.33	2.01	7.09	3.45	(2.63)	9.43
Total from investment operations	(0.96)	1.33	2.11	7.22	3.51	(2.62)	9.40
Less distributions
From net investment income	(0.08)	—	(0.10)	(0.10)	—	—	—
From net realized gain	(3.74)	—	—	—	(1.17)	(1.06)	(0.74)
Total distributions	(3.82)	—	(0.10)	(0.10)	(1.17)	(1.06)	(0.74)
Net asset value, end of period	$34.79	$39.57	$38.24	$36.23	$29.11	$26.77	$30.45
Total return (%)[5]	(2.68)[6]	3.48[6]	5.81	24.85	14.28	(9.06)	43.92
Ratios and supplemental data
Net assets, end of period (in millions)	$—[7]	$—[7]	$—[7]	$—[7]	$—[7]	$—[7]	$—[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.12[8]	1.13[9]	1.06	1.06	1.11	1.08	1.15
Expenses including reductions	0.96[8]	0.97[8]	0.91	0.89	0.89	0.87	0.99
Net investment income (loss)	0.06[8]	(0.10)[8]	0.25	0.40	0.23	0.04	(0.13)
Portfolio turnover (%)	21	8	26	12	36	25	18

[1]	Six months ended 2-28-26. Unaudited.
[2]	For the one-month period ended 8-31-25. The fund changed its fiscal year end from July 31 to August 31.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	Annualized. Certain expenses are presented unannualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	12

CLASS R6 SHARES Period ended	2-28-26[1]	8-31-25[2]	7-31-25	7-31-24	7-31-23	7-31-22	7-31-21
Per share operating performance
Net asset value, beginning of period	$40.10	$38.75	$36.68	$29.45	$27.03	$30.68	$21.92
Net investment income[3]	0.06	0.01	0.19	0.17	0.10	0.06	—[4]
Net realized and unrealized gain (loss) on investments	(0.97)	1.34	2.03	7.20	3.49	(2.65)	9.50
Total from investment operations	(0.91)	1.35	2.22	7.37	3.59	(2.59)	9.50
Less distributions
From net investment income	(0.17)	—	(0.15)	(0.14)	—	—	—
From net realized gain	(3.74)	—	—	—	(1.17)	(1.06)	(0.74)
Total distributions	(3.91)	—	(0.15)	(0.14)	(1.17)	(1.06)	(0.74)
Net asset value, end of period	$35.28	$40.10	$38.75	$36.68	$29.45	$27.03	$30.68
Total return (%)[5]	(2.57)[6]	3.48[6]	6.05	25.10	14.44	(8.90)	44.12
Ratios and supplemental data
Net assets, end of period (in millions)	$91	$109	$108	$103	$72	$61	$24
Ratios (as a percentage of average net assets):
Expenses before reductions	0.77[7]	0.78[8]	0.77	0.79	0.83	0.82	0.90
Expenses including reductions	0.72[7]	0.72[7]	0.72	0.72	0.72	0.72	0.84
Net investment income	0.32[7]	0.17[7]	0.51	0.57	0.40	0.20	0.01
Portfolio turnover (%)	21	8	26	12	36	25	18

[1]	Six months ended 2-28-26. Unaudited.
[2]	For the one-month period ended 8-31-25. The fund changed its fiscal year end from July 31 to August 31.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
[8]	Annualized. Certain expenses are presented unannualized.
13	JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Fundamental All Cap Core Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee,
| JOHN HANCOCK Fundamental All Cap Core Fund	14

following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2026, by major security category or type:
	Total value at 2-28-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$57,443,332	$57,443,332	—	—
Consumer discretionary	92,747,600	92,747,600	—	—
Consumer staples	12,779,962	12,779,962	—	—
Energy	19,339,053	19,339,053	—	—
Financials	38,274,919	38,274,919	—	—
Health care	89,669,980	89,669,980	—	—
Industrials	32,016,863	32,016,863	—	—
Information technology	153,598,263	145,326,980	$8,271,283	—
Real estate	23,029,712	23,029,712	—	—
Short-term investments	3,584,544	3,584,544	—	—
Total investments in securities	$522,484,228	$514,212,945	$8,271,283	—
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income,
15	JOHN HANCOCK Fundamental All Cap Core Fund |

net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2026, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2026 were $1,501.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
| JOHN HANCOCK Fundamental All Cap Core Fund	16

As of August 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: a) 0.675% of the first $2.5 billion of the fund’s aggregate net assets; and b) 0.650% of the aggregate net assets in excess of $2.5 billion. Aggregate net assets are the net assets of the fund, Fundamental All Cap Core Trust, a series of John Hancock Variable Insurance Trust and Fundamental All Cap Core ETF, a series of John Hancock Exchange-Traded Fund Trust. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2026, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
17	JOHN HANCOCK Fundamental All Cap Core Fund |

The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount equal to the amount by which expenses of the fund exceed 0.71% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, borrowing costs, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This agreement expires on December 31, 2026, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended February 28, 2026, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$44,135
Class C	7,715
Class I	72,185
Class R2	52
Class	Expense reduction
Class R4	$9
Class R6	25,915
Total	$150,011

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2026, were equivalent to a net annual effective rate of 0.62% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2026, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2026, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $16 for Class R4 shares for the six months ended February 28, 2026.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $80,268 for the six months ended February 28, 2026. Of this amount, $13,140 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $67,128 was paid as sales commissions to broker-dealers.
| JOHN HANCOCK Fundamental All Cap Core Fund	18

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2026, CDSCs received by the Distributor amounted to $83 and $5,500 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2026 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$254,529	$92,314
Class C	147,983	16,104
Class I	—	151,013
Class R2	486	5
Class R4	55	1
Class R6	—	2,573
Total	$403,053	$262,010
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2026, period ended August 31, 2025 and the year ended July 31, 2025 were as follows:
	Six Months Ended 2-28-26		Period Ended 8-31-25[1]		Year Ended 7-31-25
	Shares	Amount	Shares	Amount	Shares	Amount
Class A shares
Sold	248,936	$9,327,846	57,465	$2,163,638	1,473,073	$52,923,486
Distributions reinvested	471,070	16,459,187	—	—	2,766	103,270
Repurchased	(816,077)	(30,176,915)	(98,161)	(3,708,578)	(1,449,755)	(50,852,678)
Net increase (decrease)	(96,071)	$(4,389,882)	(40,696)	$(1,544,940)	26,084	$2,174,078
19	JOHN HANCOCK Fundamental All Cap Core Fund |

	Six Months Ended 2-28-26		Period Ended 8-31-25[1]		Year Ended 7-31-25
	Shares	Amount	Shares	Amount	Shares	Amount
Class C shares
Sold	78,129	$2,678,664	16,565	$570,523	355,265	$11,823,317
Distributions reinvested	98,340	3,135,092	—	—	—	—
Repurchased	(118,994)	(4,028,773)	(32,377)	(1,104,383)	(118,836)	(3,919,844)
Net increase (decrease)	57,475	$1,784,983	(15,812)	$(533,860)	236,429	$7,903,473
Class I shares
Sold	1,025,642	$39,000,715	153,347	$5,981,886	3,304,909	$121,159,539
Distributions reinvested	749,834	27,061,518	—	—	21,374	821,196
Repurchased	(2,039,025)	(76,805,302)	(188,353)	(7,305,442)	(2,843,916)	(102,758,675)
Net increase (decrease)	(263,549)	$(10,743,069)	(35,006)	$(1,323,556)	482,367	$19,222,060
Class R2 shares
Sold	788	$29,891	29	$1,108	338	$12,102
Distributions reinvested	434	15,231	—	—	—	—
Repurchased	(19)	(716)	(2)	(74)	(885)	(28,324)
Net increase (decrease)	1,203	$44,406	27	$1,034	(547)	$(16,222)
Class R4 shares
Sold	109	$4,204	8	$315	141	$5,161
Distributions reinvested	89	3,196	—	—	2	67
Repurchased	(2)	(96)	—	(9)	(2,642)	(105,160)
Net increase (decrease)	196	$7,304	8	$306	(2,499)	$(99,932)
Class R6 shares
Sold	180,706	$6,929,385	31,691	$1,242,189	1,117,495	$41,352,952
Distributions reinvested	259,418	9,429,827	—	—	11,220	433,759
Repurchased	(586,435)	(22,992,467)	(78,346)	(3,066,099)	(1,156,238)	(43,018,633)
Net decrease	(146,311)	$(6,633,255)	(46,655)	$(1,823,910)	(27,523)	$(1,231,922)
Total net increase (decrease)	(447,057)	$(19,929,513)	(138,134)	$(5,224,926)	714,311	$27,951,535

[1]	For the one-month period ended 8-31-25. The fund changed its fiscal year end from July 31 to August 31.
Affiliates of the fund owned 16% of shares of Class R6 on February 28, 2026. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $118,704,363 and $189,051,385, respectively, for the six months ended February 28, 2026.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
| JOHN HANCOCK Fundamental All Cap Core Fund	20

Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	358,347	$8,545,106	$64,788,394	$(69,749,053)	$361	$(264)	$67,906	—	$3,584,544
Note 9—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
21	JOHN HANCOCK Fundamental All Cap Core Fund |

SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Joint Meeting of Shareholders on Wednesday, November 12, 2025. The following proposal was considered by the shareholders:
Proposal: To elect five Trustees as members of the Board of Trustees of the Trust.
THE PROPOSAL PASSED ON November 12, 2025.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
William K. Bacic	3,809,160,523	21,707,670
Christine L. Hurtsellers	3,810,125,068	20,743,126
Kenneth J. Phelan	3,810,444,977	20,423,216
Thomas R. Wright	3,810,155,428	20,712,765

Non-Independent Trustee
Kristie M. Feinberg	3,808,412,187	21,446,677
| JOHN HANCOCK FUNDAMENTAL ALL CAP CORE FUND	22

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Fundamental All Cap Core Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5244717	376SA 2/26
4/26

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Global Equity Fund
International equity
February 28, 2026

John Hancock
Global Equity Fund

2	Fund’s investments
5	Financial statements
8	Financial highlights
15	Notes to financial statements
23	Shareholder meeting
1	JOHN HANCOCK GLOBAL EQUITY FUND |

Fund’s investments
AS OF 2-28-26 (unaudited)
	Shares	Value
Common stocks 96.4%		$855,178,208
(Cost $668,110,150)
Belgium 2.2%		19,764,798
Anheuser-Busch InBev SA/NV	243,064	19,764,798
Denmark 1.6%		14,152,283
DSV A/S	54,828	14,152,283
France 6.0%		52,931,206
Air Liquide SA	60,524	12,726,698
LVMH Moet Hennessy Louis Vuitton SE	12,439	7,948,774
Publicis Groupe SA	89,378	7,958,671
Schneider Electric SE	39,955	13,057,686
TotalEnergies SE	140,314	11,239,377
Germany 4.7%		41,464,933
Deutsche Bank AG	506,401	17,953,507
Deutsche Telekom AG	387,925	15,579,125
Heidelberg Materials AG	35,604	7,932,301
Hong Kong 1.5%		13,645,872
Prudential PLC	890,924	13,645,872
Ireland 8.3%		73,414,080
Bank of Ireland Group PLC	669,381	13,033,712
CRH PLC	129,573	15,546,169
Medtronic PLC	206,099	20,127,628
Ryanair Holdings PLC, ADR	189,339	12,778,489
Smurfit WestRock PLC	253,735	11,928,082
Japan 8.4%		74,479,830
Mitsubishi Estate Company, Ltd.	361,100	12,177,471
Seven & i Holdings Company, Ltd.	617,300	8,705,500
Sony Group Corp.	618,700	14,222,836
Sumitomo Mitsui Financial Group, Inc.	251,400	9,486,724
Sumitomo Mitsui Trust Group, Inc.	483,700	16,866,078
Suzuki Motor Corp.	861,000	13,021,221
Netherlands 2.9%		26,081,758
Euronext NV (A)	79,939	13,207,261
ING Groep NV	446,211	12,874,497
Switzerland 3.2%		28,292,326
Chubb, Ltd.	50,718	17,287,737
SGS SA	87,113	11,004,589
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK GLOBAL EQUITY FUND	2

	Shares	Value
Taiwan 2.3%		$20,092,208
Taiwan Semiconductor Manufacturing Company, Ltd.	322,000	20,092,208
United Kingdom 7.1%		63,276,081
Anglo American PLC	192,423	9,600,503
AstraZeneca PLC	55,456	11,669,790
BAE Systems PLC	355,109	10,140,357
Haleon PLC	2,433,690	13,358,412
National Grid PLC	989,326	18,507,019
United States 48.2%		427,582,833
Alphabet, Inc., Class A	43,145	13,450,885
American Electric Power Company, Inc.	113,397	15,174,787
Analog Devices, Inc.	49,186	17,499,887
Apple, Inc.	31,240	8,252,983
Arthur J. Gallagher & Company	37,609	8,582,374
AutoZone, Inc. (B)	4,178	15,690,813
Bank of America Corp.	334,175	16,651,940
Carrier Global Corp.	208,110	13,402,284
Cheniere Energy, Inc.	53,423	12,593,404
Citigroup, Inc.	117,692	12,968,481
Citizens Financial Group, Inc.	216,225	13,014,583
ConocoPhillips	90,946	10,318,733
CSX Corp.	501,897	21,425,981
Darden Restaurants, Inc.	41,683	8,913,910
DuPont de Nemours, Inc.	197,240	9,869,890
Emerson Electric Company	117,759	17,752,169
EQT Corp.	166,252	10,211,198
GE HealthCare Technologies, Inc.	163,382	13,768,201
Intercontinental Exchange, Inc.	94,881	15,572,819
International Flavors & Fragrances, Inc.	174,939	14,385,234
L3Harris Technologies, Inc.	48,805	17,791,375
Lennar Corp., Class A	66,874	7,647,711
Lowe’s Companies, Inc.	64,448	17,051,007
McKesson Corp.	21,443	21,172,175
Microsoft Corp.	49,429	19,412,745
Starbucks Corp.	93,676	9,182,122
The Walt Disney Company	139,329	14,774,447
TransUnion	146,242	11,487,309
U.S. Foods Holding Corp. (B)	158,972	15,358,285
United Rentals, Inc.	13,340	11,205,600

Wells Fargo & Company	159,601	12,999,501
3	JOHN HANCOCK GLOBAL EQUITY FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value

Preferred securities 2.3%		$20,122,447
(Cost $7,998,722)
South Korea 2.3%		20,122,447
Samsung Electronics Company, Ltd.	200,344	20,122,447

	Yield (%)	Shares	Value
Short-term investments 0.1%			$1,248,885
(Cost $1,248,885)
Short-term funds 0.1%			1,248,885
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	3.5371(C)	1,248,885	1,248,885

Total investments (Cost $677,357,757) 98.8%	$876,549,540
Other assets and liabilities, net 1.2%	10,260,819
Total net assets 100.0%	$886,810,359

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 2-28-26.
At 2-28-26, the aggregate cost of investments for federal income tax purposes was $683,466,351. Net unrealized appreciation aggregated to $193,083,189, of which $200,672,123 related to gross unrealized appreciation and $7,588,934 related to gross unrealized depreciation.
The fund had the following sector composition as a percentage of net assets on 2-28-26:
Financials	21.9%
Industrials	17.4%
Consumer discretionary	10.6%
Information technology	9.6%
Materials	9.3%
Health care	9.0%
Communication services	5.8%
Energy	5.0%
Consumer staples	4.9%
Utilities	3.8%
Real estate	1.4%
Short-term investments and other	1.3%
TOTAL	100.0%
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK GLOBAL EQUITY FUND	4

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-26 (unaudited)

Assets
Unaffiliated investments, at value (Cost $677,357,757)	$876,549,540
Foreign currency, at value (Cost $487,088)	484,668
Dividends and interest receivable	1,518,966
Receivable for fund shares sold	606,852
Receivable for investments sold	17,584,442
Other assets	149,804
Total assets	896,894,272
Liabilities
Payable for investments purchased	9,792,098
Payable for fund shares repurchased	152,592
Payable to affiliates
Accounting and legal services fees	25,938
Transfer agent fees	23,352
Distribution and service fees	11
Trustees’ fees	1,414
Other liabilities and accrued expenses	88,508
Total liabilities	10,083,913
Net assets	$886,810,359
Net assets consist of
Paid-in capital	$819,040,918
Total distributable earnings (loss)	67,769,441
Net assets	$886,810,359

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($69,176,976 ÷ 5,015,579 shares)[1]	$13.79
Class C ($1,587,063 ÷ 115,677 shares)[1]	$13.72
Class I ($211,787,460 ÷ 15,338,369 shares)	$13.81
Class R2 ($43,591 ÷ 3,147 shares)	$13.85
Class R4 ($29,773 ÷ 2,157 shares)	$13.80
Class R6 ($28,932,050 ÷ 2,099,086 shares)	$13.78
Class NAV ($575,253,446 ÷ 41,717,952 shares)	$13.79
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$14.52

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
5	JOHN HANCOCK Global Equity Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 2-28-26 (unaudited)

Investment income
Dividends	$5,848,264
Tax reclaims	475,434
Interest	9,135
Less foreign taxes withheld	(220,376)
Total investment income	6,112,457
Expenses
Investment management fees	3,179,200
Distribution and service fees	104,645
Accounting and legal services fees	71,902
Transfer agent fees	89,620
Trustees’ fees	6,549
Custodian fees	107,169
State registration fees	48,639
Printing and postage	14,170
Professional fees	71,539
Other	26,121
Total expenses	3,719,554
Less expense reductions	(36,707)
Net expenses	3,682,847
Net investment income	2,429,610
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	72,537,198
72,537,198
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	37,381,773
37,381,773
Net realized and unrealized gain	109,918,971
Increase in net assets from operations	$112,348,581
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Global Equity Fund	6

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-26 (unaudited)	Year ended 8-31-25
Increase (decrease) in net assets
From operations
Net investment income	$2,429,610	$9,548,858
Net realized gain	72,537,198	53,525,796
Change in net unrealized appreciation (depreciation)	37,381,773	2,161,494
Increase in net assets resulting from operations	112,348,581	65,236,148
Distributions to shareholders
From earnings
Class A	(4,916,898)	(6,661,380)
Class C	(102,723)	(222,505)
Class I	(15,188,520)	(3,158,051)
Class R2	(2,984)	(37,020)
Class R4	(2,085)	(2,579)
Class R6	(2,189,326)	(3,531,380)
Class NAV	(48,455,833)	(55,649,448)
Total distributions	(70,858,369)	(69,262,363)
From fund share transactions	111,652,758	138,827,396
Total increase	153,142,970	134,801,181
Net assets
Beginning of period	733,667,389	598,866,208
End of period	$886,810,359	$733,667,389
7	JOHN HANCOCK Global Equity Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	2-28-26[1]	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$13.12	$13.74	$11.63	$10.89	$15.43	$12.36
Net investment income (loss)[2]	0.02[3]	0.13	0.11	0.10	0.12	0.18
Net realized and unrealized gain (loss) on investments	1.69	0.80	2.32	1.35	(1.91)	3.15
Total from investment operations	1.71	0.93	2.43	1.45	(1.79)	3.33
Less distributions
From net investment income	(0.12)	(0.12)	(0.13)	(0.06)	(0.20)	(0.07)
From net realized gain	(0.92)	(1.43)	(0.19)	(0.65)	(2.55)	(0.19)
Total distributions	(1.04)	(1.55)	(0.32)	(0.71)	(2.75)	(0.26)
Net asset value, end of period	$13.79	$13.12	$13.74	$11.63	$10.89	$15.43
Total return (%)[4,5]	13.72[6]	8.15	21.27	14.22	(14.08)	27.30
Ratios and supplemental data
Net assets, end of period (in millions)	$69	$64	$61	$52	$48	$58
Ratios (as a percentage of average net assets):
Expenses before reductions	1.29[7]	1.30	1.31	1.31	1.29	1.28
Expenses including reductions	1.29[7]	1.29	1.30	1.30	1.28	1.28
Net investment income (loss)	0.25[3,7]	1.04	0.88	0.93	0.98	1.28
Portfolio turnover (%)	35	64	36	48	65	63[8]

[1]	Six months ended 2-28-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Global Equity Fund	8

CLASS C SHARES Period ended	2-28-26[1]	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$13.01	$13.63	$11.55	$10.84	$15.36	$12.32
Net investment income (loss)[2]	(0.03)[3]	0.04	0.02	0.02	0.03	0.05
Net realized and unrealized gain (loss) on investments	1.69	0.80	2.30	1.34	(1.90)	3.18
Total from investment operations	1.66	0.84	2.32	1.36	(1.87)	3.23
Less distributions
From net investment income	(0.03)	(0.03)	(0.05)	—	(0.10)	—
From net realized gain	(0.92)	(1.43)	(0.19)	(0.65)	(2.55)	(0.19)
Total distributions	(0.95)	(1.46)	(0.24)	(0.65)	(2.65)	(0.19)
Net asset value, end of period	$13.72	$13.01	$13.63	$11.55	$10.84	$15.36
Total return (%)[4,5]	13.40[6]	7.39	20.37	13.36	(14.65)	26.48
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$2	$2	$2	$2	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	1.99[7]	2.00	2.01	2.01	1.99	1.98
Expenses including reductions	1.99[7]	1.99	2.00	2.00	1.98	1.98
Net investment income (loss)	(0.45)[3,7]	0.29	0.19	0.21	0.27	0.41
Portfolio turnover (%)	35	64	36	48	65	63[8]

[1]	Six months ended 2-28-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized.
[8]	Excludes in-kind transactions.
9	JOHN HANCOCK Global Equity Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	2-28-26[1]	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$13.14	$13.76	$11.65	$10.91	$15.46	$12.37
Net investment income (loss)[2]	0.04[3]	0.15	0.16	0.13	0.16	0.21
Net realized and unrealized gain (loss) on investments	1.71	0.82	2.30	1.36	(1.92)	3.17
Total from investment operations	1.75	0.97	2.46	1.49	(1.76)	3.38
Less distributions
From net investment income	(0.16)	(0.16)	(0.16)	(0.10)	(0.24)	(0.10)
From net realized gain	(0.92)	(1.43)	(0.19)	(0.65)	(2.55)	(0.19)
Total distributions	(1.08)	(1.59)	(0.35)	(0.75)	(2.79)	(0.29)
Net asset value, end of period	$13.81	$13.14	$13.76	$11.65	$10.91	$15.46
Total return (%)[4]	14.02[5]	8.48	21.58	14.57	(13.84)	27.78
Ratios and supplemental data
Net assets, end of period (in millions)	$212	$19	$26	$15	$21	$20
Ratios (as a percentage of average net assets):
Expenses before reductions	0.99[6]	1.00	1.01	1.01	0.99	0.98
Expenses including reductions	0.99[6]	0.99	1.00	1.00	0.98	0.98
Net investment income (loss)	0.55[3,6]	1.19	1.25	1.20	1.31	1.57
Portfolio turnover (%)	35	64	36	48	65	63[7]

[1]	Six months ended 2-28-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Global Equity Fund	10

CLASS R2 SHARES Period ended	2-28-26[1]	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$13.16	$13.77	$11.65	$10.92	$15.46	$12.38
Net investment income (loss)[2]	0.01[3]	0.08	0.11	0.10	0.11	0.17
Net realized and unrealized gain (loss) on investments	1.71	0.85	2.32	1.33	(1.91)	3.16
Total from investment operations	1.72	0.93	2.43	1.43	(1.80)	3.33
Less distributions
From net investment income	(0.11)	(0.11)	(0.12)	(0.05)	(0.19)	(0.06)
From net realized gain	(0.92)	(1.43)	(0.19)	(0.65)	(2.55)	(0.19)
Total distributions	(1.03)	(1.54)	(0.31)	(0.70)	(2.74)	(0.25)
Net asset value, end of period	$13.85	$13.16	$13.77	$11.65	$10.92	$15.46
Total return (%)[4]	13.73[5]	8.10	21.22	13.96	(14.12)	27.23
Ratios and supplemental data
Net assets, end of period (in millions)	$—[6]	$—[6]	$—[6]	$—[6]	$—[6]	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.38[7]	1.39	1.40	1.40	1.38	1.37
Expenses including reductions	1.37[7]	1.38	1.39	1.39	1.37	1.37
Net investment income (loss)	0.16[3,7]	0.59	0.84	0.94	0.91	1.21
Portfolio turnover (%)	35	64	36	48	65	63[8]

[1]	Six months ended 2-28-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Excludes in-kind transactions.
11	JOHN HANCOCK Global Equity Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	2-28-26[1]	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$13.14	$13.76	$11.65	$10.91	$15.46	$12.37
Net investment income (loss)[2]	0.03[3]	0.13	0.14	0.13	0.15	0.21
Net realized and unrealized gain (loss) on investments	1.69	0.83	2.31	1.34	(1.91)	3.17
Total from investment operations	1.72	0.96	2.45	1.47	(1.76)	3.38
Less distributions
From net investment income	(0.14)	(0.15)	(0.15)	(0.08)	(0.24)	(0.10)
From net realized gain	(0.92)	(1.43)	(0.19)	(0.65)	(2.55)	(0.19)
Total distributions	(1.06)	(1.58)	(0.34)	(0.73)	(2.79)	(0.29)
Net asset value, end of period	$13.80	$13.14	$13.76	$11.65	$10.91	$15.46
Total return (%)[4]	13.87[5]	8.32	21.56	14.45	(13.88)	27.71
Ratios and supplemental data
Net assets, end of period (in millions)	$—[6]	$—[6]	$—[6]	$—[6]	$—[6]	$—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.24[7]	1.20	1.18	1.17	1.15	1.15
Expenses including reductions	1.13[7]	1.09	1.07	1.07	1.04	1.04
Net investment income (loss)	0.41[3,7]	0.98	1.11	1.16	1.19	1.51
Portfolio turnover (%)	35	64	36	48	65	63[8]

[1]	Six months ended 2-28-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Global Equity Fund	12

CLASS R6 SHARES Period ended	2-28-26[1]	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$13.13	$13.75	$11.64	$10.91	$15.46	$12.37
Net investment income (loss)[2]	0.04[3]	0.19	0.16	0.13	0.16	0.23
Net realized and unrealized gain (loss) on investments	1.70	0.79	2.31	1.36	(1.90)	3.17
Total from investment operations	1.74	0.98	2.47	1.49	(1.74)	3.40
Less distributions
From net investment income	(0.17)	(0.17)	(0.17)	(0.11)	(0.26)	(0.12)
From net realized gain	(0.92)	(1.43)	(0.19)	(0.65)	(2.55)	(0.19)
Total distributions	(1.09)	(1.60)	(0.36)	(0.76)	(2.81)	(0.31)
Net asset value, end of period	$13.78	$13.13	$13.75	$11.64	$10.91	$15.46
Total return (%)[4]	13.99[5]	8.61	21.72	14.60	(13.73)	27.90
Ratios and supplemental data
Net assets, end of period (in millions)	$29	$33	$30	$20	$87	$234
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89[6]	0.89	0.90	0.90	0.88	0.88
Expenses including reductions	0.88[6]	0.88	0.89	0.89	0.87	0.87
Net investment income (loss)	0.64[3,6]	1.47	1.28	1.23	1.24	1.68
Portfolio turnover (%)	35	64	36	48	65	63[7]

[1]	Six months ended 2-28-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes in-kind transactions.
13	JOHN HANCOCK Global Equity Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	2-28-26[1]	8-31-25	8-31-24	8-31-23	8-31-22	8-31-21
Per share operating performance
Net asset value, beginning of period	$13.14	$13.76	$11.65	$10.91	$15.46	$12.37
Net investment income (loss)[2]	0.04[3]	0.19	0.16	0.15	0.18	0.23
Net realized and unrealized gain (loss) on investments	1.70	0.80	2.31	1.35	(1.92)	3.17
Total from investment operations	1.74	0.99	2.47	1.50	(1.74)	3.40
Less distributions
From net investment income	(0.17)	(0.18)	(0.17)	(0.11)	(0.26)	(0.12)
From net realized gain	(0.92)	(1.43)	(0.19)	(0.65)	(2.55)	(0.19)
Total distributions	(1.09)	(1.61)	(0.36)	(0.76)	(2.81)	(0.31)
Net asset value, end of period	$13.79	$13.14	$13.76	$11.65	$10.91	$15.46
Total return (%)[4]	13.99[5]	8.61	21.71	14.71	(13.72)	27.91
Ratios and supplemental data
Net assets, end of period (in millions)	$575	$616	$480	$498	$566	$614
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89[6]	0.89	0.89	0.89	0.87	0.87
Expenses including reductions	0.88[6]	0.88	0.89	0.88	0.86	0.86
Net investment income (loss)	0.66[3,6]	1.51	1.27	1.34	1.39	1.71
Portfolio turnover (%)	35	64	36	48	65	63[7]

[1]	Six months ended 2-28-26. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Net investment income is affected by the timing and frequency of the declaration of dividends by the securities in which the fund invests.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Global Equity Fund	14

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Global Equity Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee,
15	JOHN HANCOCK Global Equity Fund |

following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2026, by major security category or type:
	Total value at 2-28-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Belgium	$19,764,798	—	$19,764,798	—
Denmark	14,152,283	—	14,152,283	—
France	52,931,206	—	52,931,206	—
Germany	41,464,933	—	41,464,933	—
Hong Kong	13,645,872	—	13,645,872	—
Ireland	73,414,080	$60,380,368	13,033,712	—
Japan	74,479,830	—	74,479,830	—
Netherlands	26,081,758	—	26,081,758	—
Switzerland	28,292,326	17,287,737	11,004,589	—
Taiwan	20,092,208	—	20,092,208	—
United Kingdom	63,276,081	—	63,276,081	—
United States	427,582,833	427,582,833	—	—
Preferred securities	20,122,447	—	20,122,447	—
Short-term investments	1,248,885	1,248,885	—	—
Total investments in securities	$876,549,540	$506,499,823	$370,049,717	—
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until
| JOHN HANCOCK Global Equity Fund	16

after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. Commitment fees for the six months ended February 28, 2026 were $1,830.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
17	JOHN HANCOCK Global Equity Fund |

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2025, the fund has a short-term capital loss carryforward of $20,465,673 and a long-term capital loss carryforward of $161,849,282 available to offset future net realized capital gains. These carryforwards do not expire.
The utilization of the loss carryforwards, which were acquired in a merger, are limited to $3,061,921 each fiscal year due to IRC Section 382 limitations. Any unused portion of this limitation will carryforward to the following fiscal year.
As of August 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to spin-off adjustments and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: a) 0.800% of the first $1 billion of the fund’s aggregate net assets and b) 0.790% of the fund’s aggregate net assets in excess over $1 billion. Aggregate net assets include the net assets of the fund as well as Global Equity Trust, a series of John
| JOHN HANCOCK Global Equity Fund	18

Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2026, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agreed to reduce its management fee or, if necessary, make payment to the fund, in an amount equal to the amount by which expenses of the fund exceed 0.89% of average net assets. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class specific expenses, acquired fund fees and expenses paid indirectly, borrowing costs, prime brokerage fees, and short dividend expense. This agreement expired on December 31, 2025.
For the six months ended February 28, 2026, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$2,971
Class C	71
Class I	4,594
Class R2	2
Class	Expense reduction
Class R4	$1
Class R6	1,329
Class NAV	27,726
Total	$36,694

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2026, were equivalent to a net annual effective rate of 0.79% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2026, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
19	JOHN HANCOCK Global Equity Fund |

Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on December 31, 2026, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $13 for Class R4 shares for the six months ended February 28, 2026.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $6,801 for the six months ended February 28, 2026. Of this amount, $1,154 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $5,647 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2026, CDSCs received by the Distributor amounted to $3 for Class A shares. There were no CDSCs received by the Distributor for Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2026 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$96,768	$35,093
Class C	7,735	841
Class I	—	52,941
Class R2	95	1
Class R4	47	1
Class R6	—	743
Total	$104,645	$89,620
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
| JOHN HANCOCK Global Equity Fund	20

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$4,350,000	2	4.155%	$(1,004)
Note 5—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2026 and for the year ended August 31, 2025 were as follows:
	Six Months Ended 2-28-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class A shares
Sold	290,968	$3,852,272	721,563	$8,962,408
Distributions reinvested	376,052	4,764,581	549,644	6,447,322
Repurchased	(525,396)	(6,968,330)	(826,877)	(10,441,773)
Net increase	141,624	$1,648,523	444,330	$4,967,957
Class C shares
Sold	4,893	$64,459	10,732	$138,025
Distributions reinvested	8,140	102,723	19,017	222,505
Repurchased	(28,501)	(379,992)	(47,790)	(583,457)
Net decrease	(15,468)	$(212,810)	(18,041)	$(222,927)
Class I shares
Sold	13,696,045	$185,342,374	366,268	$4,764,522
Distributions reinvested	1,197,601	15,185,584	268,892	3,154,103
Repurchased	(969,163)	(12,978,254)	(1,088,867)	(13,198,260)
Net increase (decrease)	13,924,483	$187,549,704	(453,707)	$(5,279,635)
Class R2 shares
Sold	234	$3,213	7,582	$102,625
Distributions reinvested	234	2,984	3,145	37,020
Repurchased	(158)	(2,104)	(24,988)	(301,190)
Net increase (decrease)	310	$4,093	(14,261)	$(161,545)
Class R4 shares
Sold	57	$759	200	$2,584
Distributions reinvested	165	2,085	220	2,579
Repurchased	(22)	(296)	(3,967)	(54,753)
Net increase (decrease)	200	$2,548	(3,547)	$(49,590)
21	JOHN HANCOCK Global Equity Fund |

	Six Months Ended 2-28-26		Year Ended 8-31-25
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	117,891	$1,558,600	588,037	$7,239,209
Distributions reinvested	173,069	2,189,326	301,570	3,531,380
Repurchased	(732,204)	(9,713,370)	(526,475)	(6,540,635)
Net increase (decrease)	(441,244)	$(5,965,444)	363,132	$4,229,954
Class NAV shares
Sold	106,324	$1,420,155	12,973,558	$152,941,231
Distributions reinvested	3,827,475	48,455,833	4,748,246	55,649,448
Repurchased	(9,103,284)	(121,249,844)	(5,721,143)	(73,247,497)
Net increase (decrease)	(5,169,485)	$(71,373,856)	12,000,661	$135,343,182
Total net increase	8,440,420	$111,652,758	12,318,567	$138,827,396
Affiliates of the fund owned 21% and 100% of shares of Class R6 and Class NAV, respectively, on February 28, 2026. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $319,756,508 and $277,566,378, respectively, for the six months ended February 28, 2026.
Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At February 28, 2026, funds within the John Hancock group of funds complex held 61.7% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	25.5%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	20.5%
Note 8—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK Global Equity Fund	22

SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Joint Meeting of Shareholders on Wednesday, November 12, 2025. The following proposal was considered by the shareholders:
Proposal: To elect five Trustees as members of the Board of Trustees of the Trust.
THE PROPOSAL PASSED ON November 12, 2025.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
William K. Bacic	3,809,160,523	21,707,670
Christine L. Hurtsellers	3,810,125,068	20,743,126
Kenneth J. Phelan	3,810,444,977	20,423,216
Thomas R. Wright	3,810,155,428	20,712,765

Non-Independent Trustee
Kristie M. Feinberg	3,808,412,187	21,446,677
23	JOHN HANCOCK GLOBAL EQUITY FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Global Equity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5244612	425SA 2/26
4/26

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Multi-Asset Absolute Return Fund
Alternative
February 28, 2026

John Hancock
Multi-Asset Absolute Return Fund

2	Fund’s investments
12	Financial statements
16	Financial highlights
22	Notes to financial statements
33	Shareholder meeting
1	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND |

Fund’s investments
AS OF 2-28-26 (unaudited)
	Shares	Value
Common stocks 70.5%		$207,345,343
(Cost $163,913,786)
Australia 0.1%		387,463
Brambles, Ltd.	21,726	387,463
Belgium 0.6%		1,653,310
UCB SA	5,504	1,653,310
Brazil 0.3%		802,508
Ambev SA	93,000	295,155
Cia de Saneamento Basico do Estado de Sao Paulo	2,783	83,542
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	2,461	73,855
Lojas Renner SA	75,500	229,453
M Dias Branco SA	26,400	120,503
Canada 0.4%		1,227,017
Dollarama, Inc.	5,000	736,117
Rogers Communications, Inc., Class B	12,300	490,900
China 1.6%		4,574,887
Alibaba Group Holding, Ltd., ADR	3,632	523,408
Baidu, Inc., ADR (A)	1,389	172,847
BYD Company, Ltd., H Shares	21,500	259,185
China Construction Bank Corp., H Shares	244,000	248,244
China Longyuan Power Group Corp., Ltd., H Shares	86,000	83,078
China Railway Group, Ltd., H Shares	38,000	25,146
China Resources Sanjiu Medical & Pharmaceutical Company, Ltd., Class A	33,300	140,290
Contemporary Amperex Technology Company, Ltd., Class A	8,700	432,853
Fuyao Glass Industry Group Company, Ltd., H Shares (B)	17,600	146,050
Grandblue Environment Company, Ltd., Class A	103,498	429,849
Gree Electric Appliances, Inc. of Zhuhai, Class A	14,200	77,517
Inner Mongolia Yili Industrial Group Company, Ltd., Class A	139,500	530,327
Midea Group Company, Ltd., Class A	9,000	103,134
NetEase, Inc., ADR	1,305	150,036
PICC Property & Casualty Company, Ltd., H Shares	32,000	66,027
Ping An Insurance Group Company of China, Ltd., H Shares	31,000	268,170
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	48,400	31,492
Shanghai Tunnel Engineering Company, Ltd., Class A	113,100	109,339
Sinopharm Group Company, Ltd., H Shares	49,200	132,645
Tencent Holdings, Ltd.	6,300	414,501
Tianhe Chemicals Group, Ltd. (A)(B)(C)	4,848,409	0
Uni-President China Holdings, Ltd.	30,000	29,614
Yum China Holdings, Inc.	3,663	201,135
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	2

	Shares	Value
Denmark 0.3%		$904,398
Novo Nordisk A/S, Class B	23,911	904,398
France 4.2%		12,496,474
Capgemini SE	14,079	1,779,259
L’Oreal SA	4,328	2,027,868
Sanofi SA	41,085	4,018,167
Vinci SA	28,142	4,671,180
Germany 1.6%		4,568,750
Deutsche Telekom AG	108,183	4,344,645
Nemetschek SE	2,813	224,105
Greece 0.0%		68,705
JUMBO SA	2,345	68,705
Hong Kong 0.2%		538,951
China Metal Recycling Holdings, Ltd. (A)(C)	1,799,400	0
Geely Automobile Holdings, Ltd.	142,000	291,944
Hong Kong Exchanges & Clearing, Ltd.	4,600	245,755
Want Want China Holdings, Ltd.	2,000	1,252
Hungary 0.0%		120,342
Richter Gedeon NYRT	3,208	120,342
Indonesia 0.1%		212,613
Kalbe Farma Tbk PT	195,800	12,855
Telkom Indonesia Persero Tbk PT	946,600	199,758
Ireland 0.2%		688,433
Allegion PLC	4,272	688,433
Japan 3.6%		10,732,236
Advantest Corp.	17,900	3,099,732
Asics Corp.	46,500	1,425,026
Daiichi Sankyo Company, Ltd.	95,700	1,884,812
FUJIFILM Holdings Corp.	11,400	234,430
Japan Exchange Group, Inc.	71,100	967,595
KDDI Corp.	88,800	1,525,363
NTT, Inc.	1,123,600	1,099,256
TIS, Inc.	24,000	496,022
Mexico 0.4%		1,204,982
Arca Continental SAB de CV	15,600	188,320
Coca-Cola Femsa SAB de CV	21,245	236,246
Fomento Economico Mexicano SAB de CV	5,500	61,837
Grupo Financiero Banorte SAB de CV, Series O	24,400	277,450
Kimberly-Clark de Mexico SAB de CV, Class A	175,900	441,129
3	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Netherlands 1.3%		$3,721,437
ASML Holding NV	1,619	2,354,687
Heineken NV	10,827	1,002,784
Prosus NV (A)	7,081	363,966
Norway 0.6%		1,873,026
Kongsberg Gruppen ASA	46,189	1,873,026
Philippines 0.0%		95,925
PLDT, Inc.	815	19,779
SM Investments Corp.	6,230	76,146
South Africa 0.3%		765,081
Naspers, Ltd., N Shares	6,045	336,408
Shoprite Holdings, Ltd.	14,076	234,166
Standard Bank Group, Ltd.	9,658	194,507
South Korea 1.7%		4,936,464
Cheil Worldwide, Inc.	9,813	149,624
Coway Company, Ltd. (A)	4,615	262,205
DB Insurance Company, Ltd.	1,836	233,255
Hyundai Glovis Company, Ltd.	2,869	577,673
Hyundai Mobis Company, Ltd.	648	232,925
NAVER Corp.	663	117,122
NongShim Company, Ltd.	713	212,970
Samsung Electronics Company, Ltd.	11,861	1,775,251
Samsung Fire & Marine Insurance Company, Ltd.	1,167	430,074
Samsung SDS Company, Ltd.	2,964	401,678
Shinhan Financial Group Company, Ltd.	1,427	95,975
SK Hynix, Inc.	142	104,994
SK Telecom Company, Ltd.	5,197	287,256
SK Telecom Company, Ltd., ADR	1,828	55,462
Spain 0.4%		1,037,930
Iberdrola SA	43,974	1,037,930
Switzerland 1.3%		3,781,892
Chubb, Ltd.	3,758	1,280,952
Novartis AG	14,874	2,500,940
Taiwan 1.0%		2,921,558
Hon Hai Precision Industry Company, Ltd.	47,000	359,493
Sinbon Electronics Company, Ltd.	6,000	46,401
Taiwan Semiconductor Manufacturing Company, Ltd.	24,000	1,497,556
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	2,718	1,018,108
Thailand 0.1%		367,741
Advanced Info Service PCL	5,600	68,430
Bangkok Bank PCL	11,100	63,351
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	4

	Shares	Value
Thailand (continued)
Thai Beverage PCL	281,900	$102,376
Thai Union Group PCL	335,200	133,584
United Arab Emirates 0.0%		97,895
Emirates Telecommunications Group Company PJSC	17,724	97,895
United Kingdom 4.0%		11,786,964
Diageo PLC	109,420	2,453,918
Halma PLC	6,118	344,258
National Grid PLC	126,501	2,366,416
Reckitt Benckiser Group PLC	25,447	2,241,834
St. James’s Place PLC	172,558	3,124,575
Unilever PLC	17,098	1,255,963
United States 46.2%		135,778,361
Advanced Micro Devices, Inc. (A)	11,278	2,257,968
Akamai Technologies, Inc. (A)	51,049	5,022,711
Alphabet, Inc., Class A	16,499	5,143,728
Amphenol Corp., Class A	16,275	2,377,127
Appfolio, Inc., Class A (A)	1,374	244,242
Apple, Inc.	528	139,487
Arista Networks, Inc. (A)	20,427	2,727,005
Assurant, Inc.	9,618	2,208,197
Automatic Data Processing, Inc.	901	193,138
Becton, Dickinson and Company	12,744	2,249,061
Booking Holdings, Inc.	602	2,552,089
Broadcom, Inc.	9,576	3,060,011
Cadence Design Systems, Inc. (A)	6,351	1,914,191
Cboe Global Markets, Inc.	4,566	1,368,522
Church & Dwight Company, Inc.	20,310	2,129,707
Cintas Corp.	1,874	376,918
Cisco Systems, Inc.	33,921	2,695,363
Colgate-Palmolive Company	19,422	1,925,497
Crown Holdings, Inc.	34,758	3,983,267
CVS Health Corp.	31,909	2,549,529
eBay, Inc.	11,368	1,032,896
EMCOR Group, Inc.	2,705	1,960,097
Essential Utilities, Inc.	14,147	565,456
Eversource Energy	13,631	1,038,819
Fastenal Company	4,569	210,357
Federal Signal Corp.	2,803	326,353
Fortinet, Inc. (A)	32,969	2,605,540
General Electric Company	4,609	1,577,476
Global Payments, Inc.	21,290	1,627,833
Globe Life, Inc.	5,853	850,207
5	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United States (continued)
Howmet Aerospace, Inc.	11,851	$3,111,243
Intuitive Surgical, Inc. (A)	552	277,938
Jack Henry & Associates, Inc.	2,012	326,870
Johnson & Johnson	16,800	4,173,624
Kimberly-Clark Corp.	4,384	488,553
Labcorp Holdings, Inc.	8,528	2,465,615
Lam Research Corp.	9,876	2,309,898
LKQ Corp.	14,925	494,167
Marsh & McLennan Companies, Inc.	5,117	955,549
Mastercard, Inc., Class A	2,473	1,279,060
Maximus, Inc.	1,161	87,783
McDonald’s Corp.	4,921	1,678,356
McKesson Corp.	4,461	4,404,658
Medpace Holdings, Inc. (A)	2,985	1,348,504
Merck & Company, Inc.	6,190	766,446
Meta Platforms, Inc., Class A	4,286	2,778,099
Microsoft Corp.	13,776	5,410,386
Monster Beverage Corp. (A)	15,465	1,319,165
Moody’s Corp.	1,730	826,231
MSCI, Inc.	1,312	750,241
NextEra Energy, Inc.	15,679	1,470,220
NVIDIA Corp.	959	169,925
PayPal Holdings, Inc.	32,553	1,504,274
PepsiCo, Inc.	26,226	4,451,601
Pfizer, Inc.	67,353	1,862,310
PTC, Inc. (A)	6,210	972,424
Qualcomm, Inc.	4,438	631,794
Qualys, Inc. (A)	6,810	629,721
Reinsurance Group of America, Inc.	3,980	858,605
Rollins, Inc.	10,010	609,509
Service Corp. International	7,876	663,002
Sysco Corp.	28,534	2,601,159
Teradyne, Inc.	7,348	2,351,580
The Cigna Group	12,696	3,679,555
The Coca-Cola Company	77,293	6,304,011
The Kroger Company	28,171	1,922,389
The Marzetti Company	9,115	1,497,959
The Procter & Gamble Company	12,699	2,123,273
The Travelers Companies, Inc.	4,447	1,372,522
Uber Technologies, Inc. (A)	1,924	145,108
Ulta Beauty, Inc. (A)	1,341	918,303
Verizon Communications, Inc.	23,631	1,184,858
Visa, Inc., Class A	1,942	621,712
Waters Corp. (A)	2,662	850,262
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	6

	Shares	Value
United States (continued)
WD-40 Company	4,364	$1,039,505
Zoetis, Inc.	24,238	3,177,602

	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 24.5%				$72,058,282
(Cost $70,490,992)
U.S. Government 24.5%				72,058,282
U.S. Treasury
Bond	4.500	02-15-36	12,141,600	12,742,514
Note	2.875	05-15-32	3,044,400	2,911,921
Note	3.375	05-15-33	4,576,400	4,470,034
Note	3.875	08-15-34	6,633,500	6,643,347
Note	4.000	02-15-34	11,054,700	11,200,225
Note	4.000	11-15-35	4,173,700	4,188,699
Note	4.125	11-15-32	7,010,500	7,185,763
Note	4.125	02-15-36	3,377,300	3,422,155
Note	4.250	11-15-34	5,522,900	5,674,133
Note	4.375	05-15-34	1,227,400	1,274,338
Note	4.500	11-15-33	8,582,900	8,990,923
Note	4.625	02-15-35	3,179,600	3,354,230

Total investments (Cost $234,404,778) 95.0%	$279,403,625
Other assets and liabilities, net 5.0%	14,562,825
Total net assets 100.0%	$293,966,450

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
The fund had the following sector composition as a percentage of net assets on 2-28-26:
Common stocks	70.5%
Information technology	16.5%
Health care	13.4%
Consumer staples	12.9%
Financials	7.6%
Communication services	6.2%
Industrials	5.8%
Consumer discretionary	4.3%
7	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Utilities	2.4%
Materials	1.4%
U.S. Government	24.5%
Other assets and liabilities, net	5.0%
TOTAL	100.0%
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	8

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	137	Long	Jul 2026	$15,003,815	$15,089,266	$85,451
Australian 10-Year Bond Futures	133	Long	Mar 2026	10,371,265	10,465,573	94,308
Euro-Bund Futures	462	Long	Mar 2026	69,958,115	71,092,459	1,134,344
Long Gilt Futures	85	Long	Jun 2026	10,569,586	10,731,103	161,517
10-Year U.S. Treasury Note Futures	177	Short	Jun 2026	(19,982,680)	(20,144,813)	(162,133)
ASX SPI 200 Index Futures	3	Short	Mar 2026	(470,997)	(489,436)	(18,439)
Euro STOXX 50 Index Futures	18	Short	Mar 2026	(1,236,290)	(1,308,669)	(72,379)
FTSE 100 Index Futures	7	Short	Mar 2026	(963,752)	(1,028,826)	(65,074)
Mini MSCI Emerging Markets Index Futures	117	Short	Mar 2026	(8,124,282)	(9,381,645)	(1,257,363)
Nikkei 225 Mini Index Futures	18	Short	Mar 2026	(585,339)	(681,203)	(95,864)
S&P 500 E-Mini Index Futures	15	Short	Mar 2026	(5,157,177)	(5,166,750)	(9,573)
S&P MidCap 400 E-Mini Index Futures	5	Short	Mar 2026	(1,690,513)	(1,788,950)	(98,437)
						$(303,642)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	220,587	USD	156,031	BARC	5/12/2026	$885	—
DKK	664,666	USD	105,584	BOA	5/12/2026	—	$(45)
DKK	162,368	USD	25,884	GSI	5/12/2026	—	(102)
DKK	1,270,870	USD	201,664	JPM	5/12/2026	131	—
EUR	113,365	USD	134,089	BARC	4/16/2026	169	—
EUR	93,342	USD	110,233	BNP	4/16/2026	312	—
EUR	269,188	USD	318,441	GSI	4/16/2026	359	—
EUR	7,653,811	USD	9,158,805	BARC	5/12/2026	—	(84,033)
GBP	298,008	USD	402,937	BOA	5/12/2026	—	(1,230)
GBP	62,753	USD	84,656	GSI	5/12/2026	—	(66)
GBP	55,772	USD	75,361	JPM	5/12/2026	—	(182)
HKD	232,842	USD	29,915	GSI	4/16/2026	—	(93)
HKD	40,000	USD	5,127	JPM	4/16/2026	—	(4)
JPY	9,585,950	USD	62,112	BARC	5/12/2026	—	(342)
JPY	465,087,654	USD	2,991,865	BNP	5/12/2026	5,046	—
JPY	1,805,579	USD	11,720	BOA	5/12/2026	—	(85)
JPY	20,572,255	USD	133,568	GSI	5/12/2026	—	(1,005)
USD	11,649	AUD	16,512	BARC	5/12/2026	—	(97)
USD	151,389	AUD	213,849	BOA	5/12/2026	—	(734)
USD	722,660	AUD	1,017,812	GSI	5/12/2026	—	(1,366)
USD	728,072	CAD	980,440	BARC	5/12/2026	7,104	—
9	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND |	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	18,516	CAD	25,250	BNP	5/12/2026	—	$(52)
USD	15,645	CAD	21,328	JPM	5/12/2026	—	(38)
USD	14,667	CAD	20,000	BNP	5/13/2026	—	(41)
USD	463,815	CAD	627,185	GSI	5/13/2026	$2,595	—
USD	2,407,268	CHF	1,826,825	BARC	5/12/2026	12,715	—
USD	114,784	CHF	87,757	BOA	5/12/2026	—	(245)
USD	24,576	DKK	154,000	BOA	5/12/2026	123	—
USD	1,231,782	DKK	7,683,234	GSI	5/12/2026	11,798	—
USD	434,618	EUR	367,787	BARC	4/16/2026	—	(953)
USD	404,431	EUR	341,878	GSI	4/16/2026	—	(455)
USD	476,085	EUR	402,522	JPM	4/16/2026	—	(622)
USD	37,408,235	EUR	31,261,232	BARC	5/12/2026	343,226	—
USD	47,275	EUR	40,034	BNP	5/12/2026	—	(192)
USD	306,190	EUR	259,298	BOA	5/12/2026	—	(1,247)
USD	2,581,718	EUR	2,182,073	GSI	5/12/2026	—	(5,466)
USD	863,626	EUR	730,000	JPM	5/12/2026	—	(1,901)
USD	228,088	GBP	168,775	BARC	5/12/2026	584	—
USD	88,215	GBP	65,322	BOA	5/12/2026	162	—
USD	10,978,326	GBP	8,037,397	GSI	5/12/2026	144,112	—
USD	182,860	GBP	135,328	JPM	5/12/2026	441	—
USD	7,386	HKD	57,640	BOA	4/16/2026	4	—
USD	274,679	HKD	2,137,398	GSI	4/16/2026	923	—
USD	253,802	JPY	39,183,231	BARC	5/12/2026	1,315	—
USD	2,749,875	JPY	427,470,084	BNP	5/12/2026	—	(4,638)
USD	11,057,368	JPY	1,704,159,707	GSI	5/12/2026	76,179	—
USD	56,645	JPY	8,727,100	GSI	5/13/2026	406	—
USD	349,415	NOK	3,339,766	BARC	5/12/2026	—	(1,666)
USD	527,081	NOK	5,038,325	BOA	5/12/2026	—	(2,555)
USD	819,733	NOK	7,841,977	GSI	5/12/2026	—	(4,627)
						$608,589	$(114,082)

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
USD	U.S. Dollar

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND	10

Derivatives Abbreviations
BARC	Barclays Bank PLC
BNP	BNP Paribas
BOA	Bank of America, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
At 2-28-26, the aggregate cost of investments for federal income tax purposes was $239,885,489. Net unrealized appreciation aggregated to $39,709,001, of which $46,602,514 related to gross unrealized appreciation and $6,893,513 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
11	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 2-28-26 (unaudited)

Assets
Unaffiliated investments, at value (Cost $234,404,778)	$279,403,625
Unrealized appreciation on forward foreign currency contracts	608,589
Receivable for futures variation margin	550,396
Cash	13,775,256
Foreign currency, at value (Cost $243,465)	241,966
Collateral held at broker for futures contracts	2,808,391
Dividends and interest receivable	947,383
Receivable for fund shares sold	6,066
Receivable for investments sold	719,455
Other assets	81,617
Total assets	299,142,744
Liabilities
Unrealized depreciation on forward foreign currency contracts	114,082
Payable for investments purchased	4,507,285
Payable for fund shares repurchased	118,176
Payable to affiliates
Investment management fees	307,768
Accounting and legal services fees	8,320
Transfer agent fees	7,973
Distribution and service fees	64
Trustees’ fees	1,729
Other liabilities and accrued expenses	110,897
Total liabilities	5,176,294
Net assets	$293,966,450
Net assets consist of
Paid-in capital	$766,899,387
Total distributable earnings (loss)	(472,932,937)
Net assets	$293,966,450
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Multi-Asset Absolute Return Fund	12

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($23,844,799 ÷ 2,213,858 shares)[1]	$10.77
Class C ($1,130,192 ÷ 110,157 shares)[1]	$10.26
Class I ($69,879,876 ÷ 6,341,447 shares)	$11.02
Class R2 ($656,130 ÷ 61,294 shares)	$10.70
Class R6 ($28,287,644 ÷ 2,552,951 shares)	$11.08
Class NAV ($170,167,809 ÷ 15,343,401 shares)	$11.09
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$11.34

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
13	JOHN HANCOCK Multi-Asset Absolute Return Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended 2-28-26 (unaudited)

Investment income
Dividends	$1,430,697
Tax reclaims	3,691,685
Interest	904,587
Less foreign taxes withheld	(38,032)
Total investment income	5,988,937
Expenses
Investment management fees	1,351,105
Distribution and service fees	44,827
Accounting and legal services fees	23,622
Transfer agent fees	53,661
Trustees’ fees	3,048
Custodian fees	49,628
State registration fees	47,857
Printing and postage	15,090
Professional fees	417,530
Other	10,936
Total expenses	2,017,304
Less expense reductions	(11,999)
Net expenses	2,005,305
Net investment income	3,983,632
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	25,336,650
Futures contracts	(7,236,315)
Forward foreign currency contracts	(1,750,787)
16,349,548
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(12,683,593)
Futures contracts	2,539,253
Forward foreign currency contracts	840,424
(9,303,916)
Net realized and unrealized gain	7,045,632
Increase in net assets from operations	$11,029,264
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Multi-Asset Absolute Return Fund	14

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-26 (unaudited)	Period ended 8-31-25[1]	Year ended 7-31-25
Increase (decrease) in net assets
From operations
Net investment income	$3,983,632	$77,425	$1,698,233
Net realized gain	16,349,548	3,251,863	35,613,591
Change in net unrealized appreciation (depreciation)	(9,303,916)	1,428,431	(26,511,281)
Increase in net assets resulting from operations	11,029,264	4,757,719	10,800,543
From earnings
Class A	—	—	(540,260)
Class C	—	—	(15,623)
Class I	—	—	(2,494,405)
Class R2	—	—	(14,843)
Class R6	—	—	(588,013)
Class NAV	—	—	(1,889,313)
Total distributions	—	—	(5,542,457)
From fund share transactions	43,492,203	(1,255,303)	(102,169,928)
Total increase (decrease)	54,521,467	3,502,416	(96,911,842)
Net assets
Beginning of period	239,444,983	235,942,567	332,854,409
End of period	$293,966,450	$239,444,983	$235,942,567

[1]	For the one-month period ended 8-31-25. The fund changed its fiscal year end from July 31 to August 31.
15	JOHN HANCOCK Multi-Asset Absolute Return Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	2-28-26	8-31-25[1]	7-31-25	7-31-24	7-31-23	7-31-22	7-31-21
Per share operating performance
Net asset value, beginning of period	$10.36	$10.16	$10.05	$9.75	$9.93	$10.12	$9.06
Net investment income[2]	0.16[3]	—[4]	0.03	0.05	0.05	0.06	0.02
Net realized and unrealized gain (loss) on investments	0.25	0.20	0.24	0.25	0.07	(0.25)	1.09
Total from investment operations	0.41	0.20	0.27	0.30	0.12	(0.19)	1.11
Less distributions
From net investment income	—	—	(0.16)	—	(0.30)	—	(0.05)
Net asset value, end of period	$10.77	$10.36	$10.16	$10.05	$9.75	$9.93	$10.12
Total return (%)[5,6]	4.05[7]	1.97[7]	2.57	3.18	1.34	(1.88)	12.27
Ratios and supplemental data
Net assets, end of period (in millions)	$24	$25	$25	$37	$41	$44	$45
Ratios (as a percentage of average net assets):
Expenses before reductions	1.77[8]	1.69[8]	1.62	1.62	1.55	1.57	1.59
Expenses including reductions	1.76[9]	1.65[9]	1.61	1.61	1.54	1.56	1.58
Net investment income	1.54[3,9]	0.06[9]	0.28	0.47	0.49	0.65	0.24
Portfolio turnover (%)	76	8	66	47	59	59	57

[1]	For the one-month period ended 8-31-25. The fund changed its fiscal year end from July 31 to August 31.
[2]	Based on average daily shares outstanding.
[3]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect non-recurring income received by the fund which amounted to $0.16 and 1.52% (unannualized), respectively.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Not annualized.
[8]	Annualized. Certain expenses are presented unannualized.
[9]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Multi-Asset Absolute Return Fund	16

CLASS C SHARES Period ended	2-28-26	8-31-25[1]	7-31-25	7-31-24	7-31-23	7-31-22	7-31-21
Per share operating performance
Net asset value, beginning of period	$9.90	$9.72	$9.57	$9.38	$9.57	$9.82	$8.81
Net investment income (loss)[2]	0.12[3]	(0.01)	(0.04)	(0.03)	(0.03)	(0.01)	(0.05)
Net realized and unrealized gain (loss) on investments	0.24	0.19	0.28	0.22	0.07	(0.24)	1.06
Total from investment operations	0.36	0.18	0.24	0.19	0.04	(0.25)	1.01
Less distributions
From net investment income	—	—	(0.09)	—	(0.23)	—	—
Net asset value, end of period	$10.26	$9.90	$9.72	$9.57	$9.38	$9.57	$9.82
Total return (%)[4,5]	3.74[6]	1.85[6]	2.47	2.45	0.63	(2.54)	11.45
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$2	$6	$12	$20
Ratios (as a percentage of average net assets):
Expenses before reductions	2.47[7]	2.39[7]	2.32	2.32	2.25	2.27	2.29
Expenses including reductions	2.46[8]	2.35[8]	2.31	2.31	2.24	2.26	2.28
Net investment income (loss)	0.84[3,8]	(0.64)[8]	(0.39)	(0.29)	(0.29)	(0.12)	(0.52)
Portfolio turnover (%)	76	8	66	47	59	59	57

[1]	For the one-month period ended 8-31-25. The fund changed its fiscal year end from July 31 to August 31.
[2]	Based on average daily shares outstanding.
[3]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect non-recurring income received by the fund which amounted to $0.16 and 1.52% (unannualized), respectively.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Does not reflect the effect of sales charges, if any.
[6]	Not annualized.
[7]	Annualized. Certain expenses are presented unannualized.
[8]	Annualized.
17	JOHN HANCOCK Multi-Asset Absolute Return Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	2-28-26	8-31-25[1]	7-31-25	7-31-24	7-31-23	7-31-22	7-31-21
Per share operating performance
Net asset value, beginning of period	$10.58	$10.37	$10.27	$9.92	$10.10	$10.27	$9.19
Net investment income[2]	0.18[3]	—[4]	0.06	0.08	0.08	0.10	0.05
Net realized and unrealized gain (loss) on investments	0.26	0.21	0.23	0.27	0.07	(0.27)	1.10
Total from investment operations	0.44	0.21	0.29	0.35	0.15	(0.17)	1.15
Less distributions
From net investment income	—	—	(0.19)	—	(0.33)	—	(0.07)
Net asset value, end of period	$11.02	$10.58	$10.37	$10.27	$9.92	$10.10	$10.27
Total return (%)[5]	4.25[6]	2.03[6]	2.82	3.42	1.73	(1.66)	12.64
Ratios and supplemental data
Net assets, end of period (in millions)	$70	$74	$73	$159	$201	$215	$215
Ratios (as a percentage of average net assets):
Expenses before reductions	1.47[7]	1.39[7]	1.32	1.32	1.25	1.27	1.29
Expenses including reductions	1.46[8]	1.35[8]	1.31	1.31	1.24	1.26	1.28
Net investment income	1.84[3,8]	0.36[8]	0.54	0.76	0.79	0.94	0.52
Portfolio turnover (%)	76	8	66	47	59	59	57

[1]	For the one-month period ended 8-31-25. The fund changed its fiscal year end from July 31 to August 31.
[2]	Based on average daily shares outstanding.
[3]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect non-recurring income received by the fund which amounted to $0.16 and 1.52% (unannualized), respectively.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized. Certain expenses are presented unannualized.
[8]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Multi-Asset Absolute Return Fund	18

CLASS R2 SHARES Period ended	2-28-26	8-31-25[1]	7-31-25	7-31-24	7-31-23	7-31-22	7-31-21
Per share operating performance
Net asset value, beginning of period	$10.30	$10.10	$10.00	$9.69	$9.87	$10.07	$9.01
Net investment income[2]	0.16[3]	—[4]	0.03	0.04	0.05	0.06	0.02
Net realized and unrealized gain (loss) on investments	0.24	0.20	0.22	0.27	0.07	(0.26)	1.08
Total from investment operations	0.40	0.20	0.25	0.31	0.12	(0.20)	1.10
Less distributions
From net investment income	—	—	(0.15)	—	(0.30)	—	(0.04)
Net asset value, end of period	$10.70	$10.30	$10.10	$10.00	$9.69	$9.87	$10.07
Total return (%)[5]	4.08[6]	1.98[6]	2.55	3.20	1.34	(1.99)	12.31
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$1	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.78[7]	1.75[7]	1.65	1.63	1.55	1.60	1.62
Expenses including reductions	1.77[8]	1.71[8]	1.64	1.63	1.54	1.59	1.62
Net investment income (loss)	1.53[3,8]	(0.01)[8]	0.30	0.45	0.47	0.58	0.21
Portfolio turnover (%)	76	8	66	47	59	59	57

[1]	For the one-month period ended 8-31-25. The fund changed its fiscal year end from July 31 to August 31.
[2]	Based on average daily shares outstanding.
[3]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect non-recurring income received by the fund which amounted to $0.16 and 1.52% (unannualized), respectively.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized. Certain expenses are presented unannualized.
[8]	Annualized.
19	JOHN HANCOCK Multi-Asset Absolute Return Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	2-28-26	8-31-25[1]	7-31-25	7-31-24	7-31-23	7-31-22	7-31-21
Per share operating performance
Net asset value, beginning of period	$10.64	$10.43	$10.34	$9.98	$10.15	$10.31	$9.23
Net investment income[2]	0.18[3]	—[4]	0.08	0.09	0.08	0.12	0.06
Net realized and unrealized gain (loss) on investments	0.26	0.21	0.21	0.27	0.09	(0.28)	1.10
Total from investment operations	0.44	0.21	0.29	0.36	0.17	(0.16)	1.16
Less distributions
From net investment income	—	—	(0.20)	—	(0.34)	—	(0.08)
Net asset value, end of period	$11.08	$10.64	$10.43	$10.34	$9.98	$10.15	$10.31
Total return (%)[5]	4.23[6]	2.01[6]	3.02	3.51	1.74	(1.55)	12.70
Ratios and supplemental data
Net assets, end of period (in millions)	$28	$27	$26	$31	$134	$227	$130
Ratios (as a percentage of average net assets):
Expenses before reductions	1.37[7]	1.28[7]	1.21	1.21	1.14	1.16	1.19
Expenses including reductions	1.36[8]	1.24[8]	1.21	1.20	1.13	1.15	1.18
Net investment income	1.94[3,8]	0.46[8]	0.72	0.85	0.81	1.15	0.64
Portfolio turnover (%)	76	8	66	47	59	59	57

[1]	For the one-month period ended 8-31-25. The fund changed its fiscal year end from July 31 to August 31.
[2]	Based on average daily shares outstanding.
[3]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect non-recurring income received by the fund which amounted to $0.16 and 1.52% (unannualized), respectively.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized. Certain expenses are presented unannualized.
[8]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Multi-Asset Absolute Return Fund	20

CLASS NAV SHARES Period ended	2-28-26	8-31-25[1]	7-31-25	7-31-24	7-31-23	7-31-22	7-31-21
Per share operating performance
Net asset value, beginning of period	$10.65	$10.43	$10.33	$9.97	$10.15	$10.31	$9.23
Net investment income[2]	0.18[3]	—[4]	0.08	0.09	0.09	0.11	0.06
Net realized and unrealized gain (loss) on investments	0.26	0.22	0.22	0.27	0.07	(0.27)	1.11
Total from investment operations	0.44	0.22	0.30	0.36	0.16	(0.16)	1.17
Less distributions
From net investment income	—	—	(0.20)	—	(0.34)	—	(0.09)
Net asset value, end of period	$11.09	$10.65	$10.43	$10.33	$9.97	$10.15	$10.31
Total return (%)[5]	4.23[6]	2.11[6]	2.93	3.61	1.74	(1.46)	12.73
Ratios and supplemental data
Net assets, end of period (in millions)	$170	$112	$109	$103	$100	$82	$59
Ratios (as a percentage of average net assets):
Expenses before reductions	1.36[7]	1.28[7]	1.21	1.20	1.13	1.15	1.17
Expenses including reductions	1.35[8]	1.24[8]	1.20	1.20	1.12	1.14	1.17
Net investment income	1.95[3,8]	0.46[8]	0.74	0.89	0.93	1.13	0.65
Portfolio turnover (%)	76	8	66	47	59	59	57

[1]	For the one-month period ended 8-31-25. The fund changed its fiscal year end from July 31 to August 31.
[2]	Based on average daily shares outstanding.
[3]	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect non-recurring income received by the fund which amounted to $0.16 and 1.52% (unannualized), respectively.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized. Certain expenses are presented unannualized.
[8]	Annualized.
21	JOHN HANCOCK Multi-Asset Absolute Return Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Multi-Asset Absolute Return Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term total return.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts are typically valued based on the settlement price.  Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor.  Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a
| JOHN HANCOCK Multi-Asset Absolute Return Fund	22

ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of February 28, 2026, by major security category or type:
	Total value at 2-28-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$387,463	—	$387,463	—
Belgium	1,653,310	—	1,653,310	—
Brazil	802,508	$802,508	—	—
Canada	1,227,017	1,227,017	—	—
China	4,574,887	1,047,426	3,527,461	—
Denmark	904,398	—	904,398	—
France	12,496,474	—	12,496,474	—
Germany	4,568,750	—	4,568,750	—
Greece	68,705	—	68,705	—
Hong Kong	538,951	—	538,951	—
Hungary	120,342	—	120,342	—
Indonesia	212,613	—	212,613	—
Ireland	688,433	688,433	—	—
Japan	10,732,236	—	10,732,236	—
Mexico	1,204,982	1,204,982	—	—
Netherlands	3,721,437	—	3,721,437	—
Norway	1,873,026	—	1,873,026	—
Philippines	95,925	—	95,925	—
South Africa	765,081	—	765,081	—
23	JOHN HANCOCK Multi-Asset Absolute Return Fund |

	Total value at 2-28-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
South Korea	$4,936,464	$55,462	$4,881,002	—
Spain	1,037,930	—	1,037,930	—
Switzerland	3,781,892	1,280,952	2,500,940	—
Taiwan	2,921,558	1,018,108	1,903,450	—
Thailand	367,741	—	367,741	—
United Arab Emirates	97,895	—	97,895	—
United Kingdom	11,786,964	—	11,786,964	—
United States	135,778,361	135,778,361	—	—
U.S. Government and Agency obligations	72,058,282	—	72,058,282	—
Total investments in securities	$279,403,625	$143,103,249	$136,300,376	—
Derivatives:
Assets
Futures	$1,475,620	$1,475,620	—	—
Forward foreign currency contracts	608,589	—	$608,589	—
Liabilities
Futures	(1,779,262)	(1,779,262)	—	—
Forward foreign currency contracts	(114,082)	—	(114,082)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued
| JOHN HANCOCK Multi-Asset Absolute Return Fund	24

based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the six months ended February 28, 2026, the fund had no borrowings under the line of credit. Commitment fees for the six months ended February 28, 2026 were $599.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of August 31, 2025, the fund has a short-term capital loss carryforward of $535,930,563 available to offset future net realized capital gains. This carryforward does not expire.
As of August 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
25	JOHN HANCOCK Multi-Asset Absolute Return Fund |

Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to net operating losses, foreign currency transactions, wash sale loss deferrals, derivative transactions and investments in passive foreign investment companies.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use
| JOHN HANCOCK Multi-Asset Absolute Return Fund	26

of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended February 28, 2026, the fund used futures contracts to manage against changes in certain securities markets and interest rates, gain exposure to certain securities markets and manage duration of the fund. The fund held futures contracts with USD notional values ranging from $146.4 million to $167.7 million, as measured at each quarter end.
Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Forwards are typically traded OTC. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.
The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.
During the six months ended February 28, 2026, the fund used forward foreign currency contracts to manage against changes in foreign currency exchange rates and gain exposure to foreign currencies. The fund held forward foreign currency contracts with USD notional values ranging from $90.0 million to $137.4 million, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at February 28, 2026 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	$1,475,620	$(162,133)
Equity	Receivable/payable for futures variation margin[1]	Futures	—	(1,617,129)
Currency	Unrealized appreciation (depreciation) on forward foreign currency contracts	Forward foreign currency contracts	608,589	(114,082)
			$2,084,209	$(1,893,344)
27	JOHN HANCOCK Multi-Asset Absolute Return Fund |

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of the Fund’s investments. Only the period end variation margin receivable/payable is separately reported on the Statement of assets and liabilities.
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2026:
	Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts	Forward foreign currency contracts	Total
Interest rate	$(607,015)	—	$(607,015)
Currency	—	$(1,750,787)	(1,750,787)
Equity	(6,629,300)	—	(6,629,300)
Total	$(7,236,315)	$(1,750,787)	$(8,987,102)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2026:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts	Forward foreign currency contracts	Total
Interest rate	$965,780	—	$965,780
Currency	—	$840,424	840,424
Equity	1,573,473	—	1,573,473
Total	$2,539,253	$840,424	$3,379,677
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 1.050% of the first $200 million of the fund’s average daily net assets; and (b) 1.000% of the next $300 million of the fund’s average daily net assets provided that net assets are less than or equal to $500 million. If net assets exceed $500 million, the following rates apply: (a) 0.950% of the first $2.0 billion of the fund’s average daily net assets; (b) 0.920% of
| JOHN HANCOCK Multi-Asset Absolute Return Fund	28

the next $2.0 billion of the fund’s average daily net assets; and (c) 0.900% of the fund’s average daily net assets in excess of $4.0 billion. The Advisor has a subadvisory agreement with Nordea Investment Management North America, Inc. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2026, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended February 28, 2026, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$1,124
Class C	60
Class I	3,287
Class R2	35
Class	Expense reduction
Class R6	$1,268
Class NAV	6,225
Total	$11,999

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2026, were equivalent to a net annual effective rate of 1.03% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended February 28, 2026, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $83 for the six months ended February 28, 2026. Of this amount, $15 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $68 was paid as sales commissions to broker-dealers.
29	JOHN HANCOCK Multi-Asset Absolute Return Fund |

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2026, there were no CDSCs received by the Distributor for Class A or Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended February 28, 2026 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$36,691	$13,307
Class C	6,545	712
Class I	—	38,907
Class R2	1,591	20
Class R6	—	715
Total	$44,827	$53,661
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the six months ended February 28, 2026, period ended August 31, 2025 and the year ended July 31, 2025 were as follows:
	Six Months Ended 2-28-26		Period Ended 8-31-25[1]		Year Ended 7-31-25
	Shares	Amount	Shares	Amount	Shares	Amount
Class A shares
Sold	82,349	$867,411	608	$6,291	145,224	$1,493,245
Distributions reinvested	—	—	—	—	51,845	524,674
Repurchased	(282,193)	(2,984,692)	(37,079)	(381,127)	(1,392,073)	(14,375,138)
Net decrease	(199,844)	$(2,117,281)	(36,471)	$(374,836)	(1,195,004)	$(12,357,219)
| JOHN HANCOCK Multi-Asset Absolute Return Fund	30

	Six Months Ended 2-28-26		Period Ended 8-31-25[1]		Year Ended 7-31-25
	Shares	Amount	Shares	Amount	Shares	Amount
Class C shares
Sold	1,058	$10,645	126	$1,235	14,830	$146,734
Distributions reinvested	—	—	—	—	1,559	15,156
Repurchased	(37,844)	(381,200)	(1,462)	(14,442)	(63,746)	(623,726)
Net decrease	(36,786)	$(370,555)	(1,336)	$(13,207)	(47,357)	$(461,836)
Class I shares
Sold	266,835	$2,886,825	29,734	$312,829	627,637	$6,578,748
Distributions reinvested	—	—	—	—	231,446	2,388,521
Repurchased	(885,235)	(9,580,174)	(143,600)	(1,511,691)	(9,263,388)	(97,569,117)
Net decrease	(618,400)	$(6,693,349)	(113,866)	$(1,198,862)	(8,404,305)	$(88,601,848)
Class R2 shares
Sold	2,273	$23,809	5,969	$61,289	21,009	$219,584
Distributions reinvested	—	—	—	—	1,349	13,564
Repurchased	(31,722)	(331,356)	(3,322)	(33,853)	(18,563)	(189,248)
Net increase (decrease)	(29,449)	$(307,547)	2,647	$27,436	3,795	$43,900
Class R6 shares
Sold	483,023	$5,242,134	28,129	$297,560	253,654	$2,669,774
Distributions reinvested	—	—	—	—	29,423	304,825
Repurchased	(440,411)	(4,768,724)	(12,478)	(132,777)	(820,800)	(8,610,658)
Net increase (decrease)	42,612	$473,410	15,651	$164,783	(537,723)	$(5,636,059)
Class NAV shares
Sold	5,077,652	$54,980,991	13,275	$139,383	3,031,709	$31,799,475
Distributions reinvested	—	—	—	—	182,190	1,889,313
Repurchased	(226,017)	(2,473,466)	—	—	(2,724,985)	(28,845,654)
Net increase	4,851,635	$52,507,525	13,275	$139,383	488,914	$4,843,134
Total net increase (decrease)	4,009,768	$43,492,203	(120,100)	$(1,255,303)	(9,691,680)	$(102,169,928)

[1]	For the one-month period ended 8-31-25. The fund changed its fiscal year end from July 31 to August 31.
Affiliates of the fund owned 100% of shares of Class NAV on February 28, 2026. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $149,015,886 and $166,368,162, respectively, for the six months ended February 28, 2026. Purchases and sales of U.S. Treasury obligations aggregated $79,772,704 and $22,548,938, respectively, for the six months ended February 28, 2026.
31	JOHN HANCOCK Multi-Asset Absolute Return Fund |

Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At February 28, 2026, funds within the John Hancock group of funds complex held 57.9% of the fund’s net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund’s net assets:
Fund	Affiliated Concentration
John Hancock Funds II Alternative Asset Allocation Fund	57.9%
Note 9—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK Multi-Asset Absolute Return Fund	32

SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Joint Meeting of Shareholders on Wednesday, November 12, 2025. The following proposal was considered by the shareholders:
Proposal: To elect five Trustees as members of the Board of Trustees of the Trust.
THE PROPOSAL PASSED ON November 12, 2025.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
William K. Bacic	3,809,160,523	21,707,670
Christine L. Hurtsellers	3,810,125,068	20,743,126
Kenneth J. Phelan	3,810,444,977	20,423,216
Thomas R. Wright	3,810,155,428	20,712,765

Non-Independent Trustee
Kristie M. Feinberg	3,808,412,187	21,446,677
33	JOHN HANCOCK MULTI-ASSET ABSOLUTE RETURN FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Multi-Asset Absolute Return Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF5244730	395SA 2/26
4/26

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds II

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	April 28, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	April 28, 2026
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	April 28, 2026